===============================================================================
                                               SEC FILE NOS. 33-5270
                                                             811-4653
===============================================================================

                    SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549

                             FORM N-1A
                        REGISTRATION STATEMENT
                               UNDER
                      THE SECURITIES ACT OF 1933
                    POST-EFFECTIVE AMENDMENT NO. 19
                       REGISTRATION STATEMENT
                               UNDER
                  THE INVESTMENT COMPANY ACT OF 1940
                          AMENDMENT NO. 18


                THE AMERICAN FUNDS TAX-EXEMPT SERIES I

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1101 VERMONT AVENUE, N.W.
WASHINGTON, D.C. 20005
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
(202) 842-5665

HARRY J. LISTER
WASHINGTON MANAGEMENT CORPORATION
1101 VERMONT AVENUE, N.W.
WASHINGTON, D.C. 20005
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES TO:
J. JUDE O'DONNELL, ESQ.
THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
805 FIFTEENTH STREET, N.W.
WASHINGTON, D.C. 20005
(COUNSEL FOR THE REGISTRANT)

   THE REGISTRANT FILED ITS 24F-2 NOTICE FOR FISCAL 2000 ON OCTOBER 5, 2000.
                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

|X|  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON NOVEMBER 15,
2000,
                     PURSUANT TO PARAGRAPH (B) OF RULE 485.

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I

                      The Tax-Exempt Fund of Maryland/(R)/

                      The Tax-Exempt Fund of Virginia/(R)/

                                   Prospectus
                                NOVEMBER 15, 2000




 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 THE AMERICAN FUNDS TAX-EXEMPT SERIES I

 1101 Vermont Avenue, N.W.
 Washington, D.C. 20005

                                     TICKER  NEWSPAPER   FUND
 FUND                                SYMBOL   ABBREV     NO.
 -------------------------------------------------------------
 The Tax-Exempt Fund of Maryland
  Class A                            TMMDX   TEMdA      24
  Class B                            TEMBX   TEMdB      224
 -------------------------------------------------------------
 The Tax-Exempt Fund of Virginia
 Class A                             TFVAX   TEVAA      25
 Class B                             TEVBX   TEVAB      225



 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Funds                    6
 -------------------------------------------------------
  Investment Objectives, Strategies and Risks       8
 -------------------------------------------------------
  Management and Organization                      12
 -------------------------------------------------------
  Shareholder Information                          14
 -------------------------------------------------------
  Choosing a Share Class                           15
 -------------------------------------------------------
  Purchase and Exchange of Shares                  16
 -------------------------------------------------------
  Sales Charges                                    17
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              19
 -------------------------------------------------------
  Plans of Distribution                            21
 -------------------------------------------------------
  How to Sell Shares                               21
 -------------------------------------------------------
  Distributions and Taxes                          22
 -------------------------------------------------------
  Financial Highlights                             24
 -------------------------------------------------------


 The American Funds Tax-Exempt Series I (the "Trust") is a fully managed, diversified, open-end investment company consisting of two separate series, The Tax-Exempt Fund of Maryland (the "Maryland Fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund"). Except where the context indicates otherwise, references to the "fund" apply to each of these two tax-exempt bond funds.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
                                                               24/25-010-1100/MC

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund's primary objective is to provide you with a high level of current income exempt from regular federal and the respective state (Maryland or Virginia) income taxes. Its secondary objective is to preserve your investment. It invests primarily in investment grade municipal bonds, and to a lesser extent lower quality bonds, issued by municipalities in the respective state (Maryland or Virginia) including counties, cities, towns, and various regional or special districts.

 The fund is designed for investors seeking income exempt from federal and state taxes, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund may provide less income or decline in value in response to economic, political or social events in the U.S. or abroad. Because the fund invests in securities issued by the respective state (Maryland or Virginia) municipalities, the fund is more susceptible to factors adversely affecting issuers of such state's securities than is a comparable municipal bond mutual fund which does not concentrate in a single state. The values of debt securities may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

 Unlike the bar charts, the investment result tables reflect the fund's investment results with the maximum initial or deferred sales charge deducted, as required by Securities and Exchange Commission rules. Class A share results are shown with the maximum initial sales charge of 3.75% deducted. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares began investment operations on March 15, 2000, no results are available as of the most recent calendar year-end.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 THE MARYLAND FUND


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)
 [bar chart]
 1990  5.86
 1991  9.97
 1992  8.37
 1993 10.31
 1994 -4.77
 1995 16.45
 1996  3.74
 1997  8.96
 1998  5.73
 1999 -2.34
 [end bar chart]

  The fund's year-to-date return for the nine months ended September 30, 2000 was 4.93%.
 ------------------------------------------------------------------------------





 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST            6.32%   (quarter ended March 31, 1995)
 LOWEST             -4.58%  (quarter ended March 31, 1994)

 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A - began 8/14/86
 (with the maximum sales charge   -6.01%     5.52%       5.66%        5.75%
 imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A       N/A         N/A          N/A
 ------------------------------------------------------------------------------
 Lehman Brothers Municipal        -2.06%     6.91%       6.89%        7.44%
 Bond Index/2/
 ------------------------------------------------------------------------------


 Class A yield:  4.49%
 (For current yield information, please call American FundsLine at 1-800-325-3590).

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 THE VIRGINIA FUND


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)
 [bar chart]
 1990  5.71
 1991 11.26
 1992  7.84
 1993 11.29
 1994 -4.78
 1995 15.85
 1996  3.49
 1997  8.31
 1998  5.69
 1999 -2.52
 [end bar chart]

  The fund's year-to-date return for the nine months ended September 30, 2000 was 6.03%.
 ------------------------------------------------------------------------------





 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST                6.61%   (quarter ended March 31, 1995)
 LOWEST                 -4.47%  (quarter ended March 31, 1994)

 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A - began 8/14/86
 (with the maximum sales charge   -6.18%     5.18%       5.64%        5.93%
 imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A       N/A         N/A          N/A
 ------------------------------------------------------------------------------
 Lehman Brothers Municipal        -2.06%     6.91%       6.89%        7.44%
 Bond Index/2/
 ------------------------------------------------------------------------------


 Class A yield:  4.31%
 (For current yield information, please call American FundsLine at 1-800-325-3590).

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND


 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              3.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 ---------------------------------------------------------------------
 THE MARYLAND FUND
 ---------------------------------------------------------------------
 Management Fees                                 0.43%       0.43%
 Distribution and/or Service (12b-1) Fees        0.25%/2/    1.00%
 Other Expenses                                  0.14%       0.10%
 Total Annual Fund Operating Expenses            0.82%       1.53%
 THE VIRGINIA FUND


 ---------------------------------------------------------------------
 Management Fees                                 0.42%       0.42%
 Distribution and/or Service (12b-1) Fees        0.25%/2/    1.00%
 Other Expenses                                  0.13%       0.13%
 Total Annual Fund Operating Expenses            0.80%       1.55%


 1 Annualized.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in Year One. The "Class B - assuming redemption" example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                         YEAR     YEAR      YEAR     YEAR
                                         ONE     THREE      FIVE     TEN
 --------------------------------------------------------------------------
 THE MARYLAND FUND
  Class A                                $456  $      627  $  813   $1,350
  Class B - assuming redemption          $656  $      883  $1,034   $1,632
                 assuming no redemption  $156  $      483  $  834   $1,632
 --------------------------------------------------------------------------
 THE VIRGINIA FUND
  Class A                                $454  $      621  $  803   $1,328
  Class B - assuming redemption          $658  $      890  $1,045   $1,643
                 assuming no redemption  $158  $      490  $  845   $1,643
 --------------------------------------------------------------------------

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and the respective state (Maryland or Virginia) income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by investing primarily in municipal bonds, and to a lesser extent lower quality bonds, issued by municipalities in the respective state (Maryland or Virginia). Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. In addition, the fund may invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes.

 Because the fund invests in securities of issuers within the State of Maryland or Virginia, the fund is more susceptible to factors adversely affecting issuers of such state's securities than is a comparable municipal bond mutual fund which does not concentrate in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents that are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland's economy is based largely on manufacturing, the service trade, and financial, real estate and insurance entities. Virginia's economy is most dependent on the government sector, manufacturing and financial services. To the extent there are changes to any of these sectors the fund may be adversely impacted. More detailed information about the fund's risks is contained in the statement of additional information.

 The fund will invest primarily in investment grade debt securities rated Baa or BBB or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. However, the fund may invest up to 20% of its assets in lower quality, lower rated debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality.

 The values of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Also, bonds of certain sectors may from time to time have

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
 special risks. For example, the health care sector can be affected by state and federal regulation. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

 The fund may also hold cash or money market instruments or taxable debt securities. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 For periods ended December 31, 1999:

 THE MARYLAND FUND

 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A - began 8/14/86          -2.34%     6.33%       6.06%        6.05%
 (with no sales charge imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/200           N/A       N/A         N/A          N/A




 THE VIRGINIA FUND

 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A/ /- began 8/14/86        -2.52%     5.99%       6.04%        6.23%
 (with no sales charge imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A       N/A         N/A          N/A




 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

  THE MARYLAND FUND

  The following chart illustrates the quality ratings of the various bonds held in the portfolio as of the end of the fund's fiscal year, July 31, 2000. See the statement of additional information for a description of quality ratings.

 [pie chart}
 AAA 39.1%
 AA 13.0%
 A 11.2%
 BBB 10.4%
 BB or lower 18.2%
 Cash and Equivalents 8.1%
 [end pie chart]

  Because the fund is actively managed, its holdings will change from time to time.
 ------------------------------------------------------------------------------




  THE VIRGINIA FUND

  The following chart illustrates the quality ratings of the various bonds held in the portfolio as of the end of the fund's fiscal year, July 31, 2000. See the statement of additional information for a description of quality ratings.
 [pie chart]
 AAA 38.1%
 AA 31.1%
 A 7.1%
 BBB 4.1%
 BB 10.9%
 Cash and Equivalents 8.7%
 [end pie chart]

  Because the fund is actively managed, its holdings will change from time to time.
 ------------------------------------------------------------------------------

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 BUSINESS MANAGER

 Washington Management Corporation, since the fund's inception, has provided the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and oversight of each of the fund's contractual service providers including custodian operations, shareholder services and fund share distribution functions. Washington Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, maintains its principal business address at 1101 Vermont Avenue., NW, Washington, DC 20005.

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Tax-Exempt Fund of Maryland and Virginia are listed below.


                                                                               APPROXIMATE YEARS OF EXPERIENCE
                                                                                AS AN INVESTMENT PROFESSIONAL
                                                                               (INCLUDING THE LAST FIVE YEARS)
                                                    YEARS OF EXPERIENCE
            PORTFOLIO                             AS PORTFOLIO COUNSELOR      -----------------------------------
         COUNSELORS FOR                         (AND RESEARCH PROFESSIONAL,     WITH CAPITAL
          THE AMERICAN                              IF APPLICABLE) FOR          RESEARCH AND
           FUNDS TAX-                          THE AMERICAN FUNDS TAX-EXEMPT     MANAGEMENT
         EXEMPT SERIES I   PRIMARY TITLE(S)       SERIES I (APPROXIMATE)           COMPANY
         ---------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                              -----------------------------------
         DAVID A.         Vice President and   7 years                        9 years            12 years
         HOAG             Director, Capital
                          Research Company*
         --------------------------------------------------------------------------------------------------------
         BRENDA S.        Vice President and   7 years                        9 years            11 years
         ELLERIN          Director, Capital
                          Research Company*
         --------------------------------------------------------------------------------------------------------
         *  Company affiliated with Capital Research and Management Company
--------------------------------------------------------------------------------------------------------------------

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS



 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. Additionally, accounts held by investment dealers may not offer certain services. If you have any questions, please contact your dealer.

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  .  How long you expect to own the shares

  .  How much you intend to invest

  .  The expenses associated with owning shares of each class

  . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  3.75%. Sales charges are reduced or
  eliminated for purchases of
  $100,000 or more (see "Sales
  Charges - Class A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.25% annually.         of 1.00% annually.
 ------------------------------------------------------------------------------
  Higher dividends than Class B         Lower dividends than Class A shares due
  shares due to lower annual            to higher distribution fees and other
  expenses.                             expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them. The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (see "Sales
                                        Charges - Class B").
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account                           $  1,000
 To add to an account                              $     50
 PURCHASE MAXIMUM FOR CLASS B SHARES               $100,000

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below  see below



 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to the value of the shares you redeem within six years of purchase, as shown in the table below.


 Shares sold within year           1    2    3    4    5     6
 ----------------------------------------------------------------
 Contingent deferred sales charge  5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest. American Funds Distributors pays compensation equal to 4% of the amount invested to dealers who sell Class B shares.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  .  solely controlled business accounts.

  .  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  . when receiving payments through systematic withdrawal plans (up to 12% of the value of your account);

  . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

  . for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.25% for Class A shares and 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  .  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  .  Requests must be signed by the registered shareholder(s).

  .  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  . American Funds Service Company reserves the right to require signature guarantee(s) on all redemptions.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

  . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  .  Checks must be made payable to the registered shareholder.

  . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the funds's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
 capital gain distributions in cash because these distributions reduce principal value.

 TAX CONSEQUENCES

 Interest on municipal bonds is generally not included in gross income for federal income tax purposes. The fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements. However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes to the extent they include income from debt securities that are not exempt from tax - unless you are exempt from taxation.

 It is anticipated that federal exempt-interest dividends paid by the fund and derived from interest on bonds exempt from respective state (Maryland or Virginia) income tax will also be exempt from such state corporate and personal income tax. To the extent the fund's dividends are derived from interest on debt obligations other than respective state (Maryland or Virginia) municipal securities, such dividends will be subject to such state's state income tax even though the dividends may be exempt from federal income tax.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



 THE MARYLAND FUND



                                      Net gains/(losses)
             Net asset                   on securities                Dividends
               value,        Net        (both realized    Total from  (from net   Distributions                   Net asset
Year ended  beginning of  investment         and          investment  investment  (from capital      Total      value, end of
 July 31        year        income       unrealized)      operations   income)       gains)      distributions      year
-------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
2000           $15.57       $.74/2/          $(45)/2/        $.29       ($.74)       --             ($.74)         $15.12
1999            16.04        .74                  (.37)       .37        (.74)        (.10)          (.84)          15.57
1998            16.02        .78                   .14        .92        (.78)        (.12)          (.90)          16.04
1997            15.39        .79                   .63       1.42        (.79)       --              (.79)          16.02
1996            15.29        .80                   .10        .90        (.80)       --              (.80)          15.39
 CLASS B:
2000/4/         15.01        .16/2/                .18/2/     .34        (.23)       --              (.23)          15.12

                                             Ratio of     Ratio of
                              Net assets,   expenses to  net income
Year ended                    end of year   average net  to average      Portfolio
 July 31    Total return/1/  (in millions)    assets     net assets    turnover rate
-------------------------------------------------------------------------------------
 CLASS A:
2000             2.02%           $100           .82%        4.92%         11.98%/3/
1999             2.28             110           .78         4.63          11.38
1998             5.89             101           .79         4.84          10.30
1997             9.52              87           .82         5.08          15.27
1996             5.95              80           .81         5.14          16.01
 CLASS B:
2000/4/          2.15               1          1.53/5/      4.21/5/       11.98/3/




1 Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Represents portfolio turnover rate (equivalent for all share classes) for the year ended July 31, 2000.

4 Per share data from March 15, 2000 when Class B shares were first offered for sale.

5 Annualized.

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 THE VIRGINIA FUND



                                      Net gains/(losses)
             Net asset                  on securities                 Dividends
               value,        Net        (both realized    Total from  (from net   Distributions                   Net asset
Year ended  beginning of  investment         and          investment  investment  (from capital      Total      value, end of
 July 31        year        income       unrealized)      operations   income)       gains)      distributions      year
-------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
2000           $15.82       $.74/2/        $(.25)/2/         $.49       $(.74)       --             $(.74)         $15.57
1999            16.36        .73            (.36)             .37        (.73)        (.18)          (.91)          15.82
1998            16.37        .78             .03              .81        (.78)        (.04)          (.82)          16.36
1997            15.77        .80             .60             1.40        (.80)       --              (.80)          16.37
1996            15.79        .81             .03              .84        (.81)        (.05)          (.86)          15.77
 CLASS B:
2000/4/         15.28        .18/2/          .34/2/           .52        (.23)       --              (.23)          15.57

                                             Ratio of     Ratio of
                              Net assets,   expenses to  net income
Year ended                    end of year   average net   to average     Portfolio
 July 31    Total return/1/  (in millions)    assets     net assets    turnover rate
-------------------------------------------------------------------------------------
 CLASS A:
2000             3.24%           $114           .80%        4.77%         22.37%/3/
1999             2.21             125           .77         4.46          12.72
1998             5.08             115           .78         4.73          24.66
1997             9.10             101           .81         4.99          18.41
1996             5.46              90           .79         5.11          27.34
 CLASS B:
2000/4/          3.30              --          1.55/5/      4.03/5/       22.37/3/




1 Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Represents portfolio turnover rate (equivalent for all share classes) for the year ended July 31, 2000.

4 Per share data from March 15, 2000 when Class B shares were first offered for sale.

5 Annualized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ---------------------------------------------------------
 NOTES

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ---------------------------------------------------------
 NOTES

THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                             THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
 Investment Company File No. 811-4653
                                                       Printed on recycled paper

                   THE AMERICAN FUNDS TAX-EXEMPT SERIES I
                        THE TAX-EXEMPT FUND OF MARYLAND
                        THE TAX-EXEMPT FUND OF VIRGINIA

                                     Part B
                      Statement of Additional Information

                               November 15, 2000

This document is not a prospectus but should be read in conjunction with the current prospectus of The American Funds Tax-Exempt Series I (the "trust") dated November 15, 2000. The trust currently consists of two series, The Tax-Exempt Fund of Maryland (the "Maryland Fund" or "fund") and the Tax-Exempt Fund of Virginia (the "Virginia Fund" or "fund"). Except where the context indicates otherwise, all references herein to the "fund" apply to each of the two funds. The prospectus may be obtained from your investment dealer or financial planner or by writing to the trust at the following address:

                     The American Funds Tax-Exempt Series I
                              Attention: Secretary
                            1101 Vermont Avenue, N.W.
                              Washington, D.C. 20005
                                 (202) 842-5665

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .        8
Fund Trustees and Officers. . . . . . . . . . . . . . . . . . . . .       10
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . .       16
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       20
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       22
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       24
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       27
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Shareholder Account Services and Privileges . . . . . . . . . . . .       30
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       33
General Information . . . . . . . . . . . . . . . . . . . . . . . .       33
Class A Share Investment Results and Related Statistics . . . . . .       35
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Financial Statements




                The American Funds Tax-Exempt Series I - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


 .    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities that are exempt from both federal and the respective state (Maryland or Virgina) tax.

 .    The fund may invest up to 20% of its assets in securities subject to alternative minimum taxes.

 .    The fund may invest up to 20% of its assets in straight debt securities
     (not including convertible securities) rated Ba and BB or below (or unrated but determined to be of equivalent quality).

Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or it is not rated and its quality becomes equivalent to such a security), if, as a result of a downgrade or otherwise, the fund holds more than 20% of its net assets in these securities, the fund will dispose of the excess as deemed prudent by the investment adviser.


The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.


Lower quality, lower rated bonds rated Ba or below by Standard & Poor's Corporation and BB or below by Moody's Investors Services, Inc. or unrated but considered to be of equivalent quality are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower quality, lower rated bonds.


Certain risk factors relating to "lower quality, lower rated bonds" are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower quality, lower rated bonds can be sensitive to adverse economic changes and political and corporate developments


                The American Funds Tax-Exempt Series I - Page 2 and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower quality, lower rated bonds.

     PAYMENT EXPECTATIONS - Lower quality, lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower quality, lower rated bonds, especially in a thin market.

MUNICIPAL BONDS - Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, their exclusion from gross income for federal income tax purposes and, where applicable, state and local income tax are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


                The American Funds Tax-Exempt Series I - Page 3

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.


MUNICIPAL INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed "real coupon" or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.


ZERO COUPON BONDS - Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.


PRE-REFUNDED BONDS - From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.


U.S. VIRGIN ISLANDS AND PUERTO RICO OBLIGATIONS - The fund may invest in obligations of the Commonwealth of Puerto Rico and its agencies and authorities and the U.S. Virgin Islands to the extent such obligations are exempt from federal and state income taxes. Adverse political and economic conditions and developments, affecting Puerto Rico and the U.S. Virgin Islands, may in turn affect negatively the value of the fund's holdings in such obligations.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will


                The American Funds Tax-Exempt Series I - Page 4 not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


TEMPORARY INVESTMENTS - The fund may invest in short-term municipal obligations of up to one year in maturity during periods of temporary defensive strategy resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited.


ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Keeping in mind the fund's objective, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.


ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.


The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make


                The American Funds Tax-Exempt Series I - Page 5 purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).


PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved.


The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


RISK OF NON-COMPLIANCE WITH CERTAIN FEDERAL REQUIREMENTS - The Internal Revenue Code of 1986 imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:

 1. Invest more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of any class of securities of any one issuer (for this purpose all indebtedness of an issuer should be deemed a single class), provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;


                The American Funds Tax-Exempt Series I - Page 6

2. Enter into any repurchase agreement maturing in more than seven days (unless subject to a demand feature of seven days or less) if any such investment, together with any illiquid securities held by the fund, exceeds 10% of the value of its total assets;

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

4. Acquire securities subject to legal or contractual restrictions on disposition;

5. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

6. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 10% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

10. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

11.  Invest in companies for the purpose of exercising control or management;

12. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

15. Purchase or retain the securities of any issuer, if, to the knowledge of the fund, those individual officers and Trustees of the trust, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of the issuer.

16. Invest more than 5% of the value of the fund's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors, except those issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or municipal bonds rated as least "A" by either Moody's Investors Service, Inc. or Standard & Poor's Corporation; or


                The American Funds Tax-Exempt Series I - Page 7

17. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U. S. Government obligations are not considered to be part of any industry.

Notwithstanding Investment Restriction number 12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For the purpose of investment restriction number 13, the term "oil, gas or other mineral exploration or development programs" includes oil, gas, or other mineral exploration or development leases.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed by the Board of Trustees without shareholder approval:


     The fund may not:

     invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 30, 1986. All fund operations are supervised by the fund's Board of Trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not affiliated with the business manager or investment adviser or their affiliates are paid certain fees for services rendered to the fund as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the trust. At such a meeting, a Trustee may be removed after the holders of record of not less than a majority of the outstanding shares of the trust have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of


                The American Funds Tax-Exempt Series I - Page 8

Trust without the affirmative vote of a majority of the outstanding shares of the trust except amendments to change the name of the trust, to correct any ambiguous, defective or inconsistent provision of, or to supply any omission to, the Declaration of Trust, to establish new funds, or to reduce or eliminate the payment of taxes by the trust may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of the outstanding shares, the trust will continue indefinitely.


The fund has two classes of shares - Class A and Class B. The Board of Trustees may establish additional series and/or classes of shares in the future. Each "series" of shares represents interests in a separate portfolio and has its own investment objectives and policies. When more than one series of shares is outstanding, shares of all series will vote together for a single set of Trustees, and on other matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees. Class A and Class B shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The trust does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the trust will hold a meeting at which any member of the board could be removed by a majority vote.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the trust was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the trust or Trustees. The Declaration of Trust provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the trust and also provides for the trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The trust will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulation thereunder.


                The American Funds Tax-Exempt Series I - Page 9

                           FUND TRUSTEES AND OFFICERS

                       Trustees and Trustee Compensation


                                                                          AGGREGATE
                                                                         COMPENSATION        TOTAL COMPENSATION
                                                                          (INCLUDING       (INCLUDING VOLUNTARILY
                                                                         VOLUNTARILY              DEFERRED
                                                                           DEFERRED         COMPENSATION/1/) FROM     TOTAL NUMBER
                                                                       COMPENSATION/1/)      ALL FUNDS ADVISED BY       OF FUND
                                                                        FROM THE FUND       CAPITAL RESEARCH AND         BOARDS
                            POSITION        PRINCIPAL OCCUPATION(S)   DURING FISCAL YEAR     MANAGEMENT COMPANY         ON WHICH
                              WITH                  DURING                  ENDED         OR ITS AFFILIATES FOR THE     TRUSTEE
NAME, ADDRESS AND AGE      REGISTRANT            PAST 5 YEARS           JULY 31, 2000     YEAR ENDED JULY 31, 2000     SERVES/2/
-----------------------------------------------------------------------------------------------------------------------------------
 Cyrus A. Ansary         Trustee            Investment Services          $      3,000              $62,600                 3
 1725 K Street, N.W.,                       International Co.
 Suite 410                                  L.L.C.,
 Washington, D.C.                           President
 20006
 Age: 66
-----------------------------------------------------------------------------------------------------------------------------------
 Stephen                 Chariman           Washington Management              none/3/              none/3/                3
 Hartwell/+///++/        Emeritus and       Corporation, Chairman
 Age: 85                 Trustee            of the Board
-----------------------------------------------------------------------------------------------------------------------------------
 James H. Lemon,         Chairman of the    The Johnston-Lemon                 none/3/              none/3/                3
 Jr./+///++/             Trust              Group, Incorporated,
 Age: 64                                    Chairman of the Board
                                            and Chief Executive
                                            Officer
-----------------------------------------------------------------------------------------------------------------------------------
 Harry J.                President and      Washington Management              none/3/              none/3/                3
 Lister/+///++/          Trustee            Corporation, President
 Age: 64                                    and Director
-----------------------------------------------------------------------------------------------------------------------------------
 James C. Miller III     Trustee            Citizens for a Sound         $     600/4/              $60,500                 3
 1250 H Street, N.W.,                       Economy, Counselor
 Suite 700
 Washington, D.C.
 20005
 Age: 57
-----------------------------------------------------------------------------------------------------------------------------------
 T. Eugene Smith         Trustee            T. Eugene Smith, Inc.        $3,700                    $63,700                 3
 666 Tintagel Lane                          President
 McLean, VA 22101
 Age: 70
-----------------------------------------------------------------------------------------------------------------------------------
 Margita E. White        Trustee            Association for Maximum      $600/4/                   $60,000                 3
 1776 Massachusetts                         Service Television
 Avenue, N.W., Suite                        Inc., President
 310
 Washington, D.C.
 20036
 Age: 62
-----------------------------------------------------------------------------------------------------------------------------------
 Stephen G. Yeonas       Trustee            Stephen G. Yeonas            $     3,900/2/            $27,000                 3
 6867 Elm Street,                           Company,
 Suite 210                                  Chairman of the Board
 McLean, VA 22101                           and Chief Executive
 Age: 75                                    Officer
-----------------------------------------------------------------------------------------------------------------------------------




                The American Funds Tax-Exempt Series I - Page 10

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.

++ Address is 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the trust in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.

2 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2000 fiscal year for participating Trustees is as follows: Trustee Stephen G. Yeonas ($36,193). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

3 Stephen Hartwell, James H. Lemon, Jr. and Harry J. Lister are affiliated with the Business Manager and, accordingly, receive no compensation from the trust.

4  James C. Miller III and Margita E. White became Trustees on May 17, 2000.


                The American Funds Tax-Exempt Series I - Page 11

                                 OTHER OFFICERS

                                  POSITION(S)           PRINCIPAL OCCUPATION(S)
   NAME AND ADDRESS     AGE     WITH REGISTRANT                 DURING
-----------------------------------------------------        PAST 5 YEARS
                                                     -----------------------------
Jeffrey L. Steele/+/    54   Executive Vice          Executive Vice President and
                             President               Director, Washington
                                                     Management Corporation;
                                                     former Partner, Dechert Price
                                                     and Rhoads
----------------------------------------------------------------------------------
Howard L.               70   Senior Vice President,  Senior Vice President,
Kitzmiller/+/                Secretary and           Secretary, Assistant
                             Treasurer               Treasurer and Director,
                                                     Washington Management
                                                     Corporation
----------------------------------------------------------------------------------
Lois A. Erhard/+/       48    Vice President         Vice President, Washington
                                                     Management Corporation
----------------------------------------------------------------------------------
Michael W. Stockton/+/  33   Assistant Vice          Vice President, Assistant
                             President, Assistant    Secretary and Assistant
                             Secretary and           Treasurer, Washington
                             Assistant Treasurer     Management Corporation
----------------------------------------------------------------------------------
J. Lanier Frank/+/      39   Assistant Vice          Assistant Vice President,
                             President               Washington Management
                                                     Corporation
----------------------------------------------------------------------------------
Ashley L. Shaw/+/       31   Assistant Secretary     Assistant Secretary,
                                                     Washington Management
                                                     Corporation, former Part-time
                                                     Associate, Reed Smith Shaw
                                                     and McClay; fomer Law Clerk,
                                                     The Honorable William E.
                                                     Anderson
----------------------------------------------------------------------------------


+ Address is 1101 Vermont Avenue, N.W., Washington, D.C. 20005.

All of the Trustees and officers listed are officers, and/or directors/trustees of one or more of the other funds for which Washington Management Corporation serves as Business Manager. No compensation is paid by a fund to any officer or Trustee who is a director, officer or employee of the Business Manager, Investment Adviser or affiliated companies. Each fund pays an annual retainer fee of $750, an attendance fee of $200 per meeting and $100 per Committee meeting to unaffiliated Trustees. Each fund also reimburses certain meeting-related expenses of the unaffiliated Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The trust may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. As of July 31, 2000 the officers and Trustees of the fund and their families, as a group, owned beneficially or of record 1.64% and 1.91%, respectively, of the outstanding shares of the Maryland and Virginia funds.


                                   MANAGEMENT

BUSINESS MANAGER - Since its inception, the trust has operated under a Business Management Agreement with Washington Management Corporation. The Business Manager maintains its principal business address at 1101 Vermont Avenue, N.W., Washington, D.C. 20005.


The primary function of the Business Manager is to oversee the various services and operations of the trust. The Business Manager provides services necessary to carry on the trust's general


                The American Funds Tax-Exempt Series I - Page 12 administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, federal and state regulatory compliance and responsibility for accounting and record keeping facilities. The Business Manager provides similar services to other mutual funds.


The fund pays all expenses not specifically assumed by the Business Manager, including but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; expenses of shareholder meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund's Plans of Distribution; fees and expense reimbursements paid to Trustees; association dues; and costs of stationery and forms prepared exclusively for the trust.


The Business Manager receives a fee at the annual rate of 0.135% of the first $60 million of the fund's net assets, 0.09% of the fund's net assets in excess of $60 million plus 1.35% of the gross investment income. For the fiscal years ended July 31, 2000, 1999 and 1998, the Business Manager's fees amounted to $196,000, $202,000 and $181,000, for the Maryland Fund and $219,000, $224,000
and $201,000 for the Virginia Fund respectively. For the fiscal year ended July 31, 2000, the Business Manager's fees for the Maryland Fund amounted to .194% of average net assets and for the Virginia Fund amounted to .189% of average assets.


The current Business Management Agreement, unless sooner terminated, will continue in effect until July 31, 2001 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(ii) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Business Manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon sixty (60) days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


The Business Manager has established a charitable foundation, The Washington Management Corporation Foundation, which makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Internal Revenue Code. Trustees and officers of the trust, as well as all employees of the Business Manager and its affiliates, may participate in a gift matching program sponsored by the Foundation.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and


                The American Funds Tax-Exempt Series I - Page 13 retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


The Investment Adviser manages the investment portfolio of the fund subject to the policies established by the Board of Trustees and places orders for the fund's portfolio securities transactions. As compensation for its services, the Investment Adviser receives a fee at the annual rate of 0.165% of the first $60 million of the fund's net assets plus 0.12% of the fund's net assets in excess of $60 million plus 1.65% of gross investment income. For the fiscal years ended July 31, 2000, 1999 and 1998, the Investment Adviser's fees were $243,000, $252,000 and $224,000, for the Maryland Fund and $273,000, $279,000 and $250,000
for the Virginia Fund, respectively. For the fiscal year ended July 31, 2000, the Investment Adviser's fees for the Maryland Fund amounted to .241% of average net assets and for the Virginia Fund amounted to .235% of average net assets


INVESTMENT ADVISORY AGREEMENT - The Investment Advisory Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until July 31, 2001, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the discounts which it allows to investment dealers. For Class B shares, the Principal Underwriter sells the rights to 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also reimburses the Principal Underwriter for the immediate service fees advanced and paid to dealers by the Principal Underwriter for sales of Class B shares.


                The American Funds Tax-Exempt Series I - Page 14

Commissions retained by the Principal Underwriter on sales of Class A shares during the 2000 fiscal year amounted to $43,000 for the Maryland Fund and $43,000 for the Virginia Fund after allowance of $165,000 and $168,000 for the Maryland Fund and the Virginia Fund, respectively, to dealers.


For the Maryland Fund, revenue retained and service fee reimbursements received by the Principal Underwriter on sales of Class B shares during the 2000 fiscal year amounted to $10,000 after compensation of $42,000 to dealers. For the Virginia Fund, revenue retained and service fee reimbursements received by the Principal Underwriter on sales of Class B shares during the 2000 fiscal year amounted to $1,000 after compensation of $6,000 to dealers.


For the Maryland Fund, during the fiscal years ended 1999 and 1998 the Principal Underwriter retained $80,000 and $48,000, respectively, on sales of Class A shares after an allowance of $325,000 and $202,000 to dealers, respectively. For the Virginia Fund, during the fiscal years ended 1999 and 1998 the Principal Underwriter retained $87,000 and $58,000, respectively, on sales of Class A shares after an allowance of $340,000 and $242,000 to dealers, respectively.


Johnston, Lemon & Co. Incorporated ("Johnston, Lemon") a wholly-owned subsidiary of the business manager's parent company, The Johnston-Lemon Group, Inc. ("JLG"), received commission amounts of $27,000, $39,000 and $44,000 and $19,000, $23,000 and $41,000 respectively, for the fiscal years ended July 31, 2000, 1999 and 1998, on its retail sales of the Maryland and Virginia funds and the Distribution Plans of the funds, but received no net brokerage commissions resulting from purchases and sales of the securities for the investment account of the funds.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. The officers and trustees who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Business Manager, Investment Adviser and related companies. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the trust are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may expend up to 0.25% of its net assets annually for Class A shares and 1.00% of its net assets annually for Class B shares to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. For Class A shares, these include up to 0.25% in service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, rollover IRA accounts as described in "Individual Retirement Account (IRA) Rollovers" below, and retirement plans, endowments or


                The American Funds Tax-Exempt Series I - Page 15 foundations with $50 million or more in assets). For Class B shares, these include 0.25% in service fees for qualified dealers and 0.75% in payments to the Principal Underwriter for financing commissions paid to qualified dealers selling Class B shares.


Commissions on sales of Class A shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Class A Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. During the 2000 fiscal year, the funds paid or accrued $251,000 and $290,000, respectively, for compensation to dealers or the Principal Underwriter under the Plan for Class A shares of which $38,000 and $44,000 remained accrrued and unpaid, respectively at July 31,2000. As of the end of the 2000 fiscal year, accrued and unpaid distribution expenses for Class B shares of the Maryland Fund amounted to $1,000.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


All officers of the trust and three of its Trustees, who are "interested persons" of the trust, are officers or directors of Washington Management Corporation, a wholly-owned subsidiary of JLG. Johnston, Lemon participates in receiving dealer service fee payments from the Plans. Some of the trust's officers and three Trustees who are "interested persons" of the trust are also registered representatives with Johnston, Lemon and, as such, to the extent they have sold shares of the fund, receive a portion of the service fee payments in the same manner as all other Johnston, Lemon registered representatives.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. The percentage of the distribution that is tax-exempt may vary from distribution to distribution. For the purpose of calculating dividends, daily net investment income of the fund consists of: (a) all interest income accrued on the fund's investments including any original issue discount or market premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus
(b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.


The following is only a summary of certain additional tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the fund or its shareholders, and the discussion here and in the fund's Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.


                The American Funds Tax-Exempt Series I - Page 16

FEDERAL TAXES - The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Internal Revenue Code, Keogh-type plans and individual retirement accounts).
 Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, the fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.


The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its taxable and tax-exempt net investment income, it will be taxed only on that portion, if any, which it retains.


To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.


The percentage of total dividends paid by the fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for the fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Trust's and fund's assets must consist of certain tax-exempt obligations. Not later than 60 days after the close of its taxable year, the fund will notify each shareholder in writing of the portion of the dividends paid by the fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by the fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.


Interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes if the fund distributes exempt-interest dividends


                The American Funds Tax-Exempt Series I - Page 17 during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.


While the fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually except as indicated above. The fund will have no tax liability with respect to such distributed gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held fund shares. Such distributions will be designated as a capital gains dividend in a written notice mailed by the fund to shareholders not later than 60 days after the close of the fund's taxable year. If a shareholder receives a designated capital gain distribution (treated by the shareholder as a long-term capital gain) with respect to any fund share and such fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. The fund may also make a distribution of net realized long-term capital gains near the end of the calendar year to comply with certain requirements of the Code. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation.


Similarly, while the fund does not expect to earn any significant investment company taxable income, in the event that any taxable income is earned by the fund it will be distributed except as indicated above. In general, the fund's investment company taxable income will be its taxable income (for example, its short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The fund would be taxed on any undistributed investment company taxable income. Any such income distributed will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds.
 Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment


                The American Funds Tax-Exempt Series I - Page 18 company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Except as indicated above, the fund intends to meet these distribution requirements to avoid the excise tax liability.


If for any taxable year the fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and might be eligible for the dividends-received deduction for corporations. Under normal circumstances, no part of the distributions to shareholders by the fund is expected to qualify for the dividends-received deduction allowed to corporate shareholders.


As of the date of this statement of additional information, the maximum individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than one year is 20% and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters.


In most cases, the interest on "private activity" bonds as defined under the Code is an item of tax preference subject to the alternative minimum tax ("AMT") on corporations and individuals. As of the date of this statement of additional information, individuals are subject to an AMT at a maximum marginal rate of 28% (20% on capital gains with respect to assets held more than 18 months) and corporations at a rate of 20%. Shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum taxable income.
 With respect to corporate shareholders, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the fund, is included in adjusted book income and adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.


Fund shareholders are required by the Code to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.


Under the Code, distributions of net investment income by the fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the fund is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply.


Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information, as well as state tax law, in light of their particular tax situations.


                The American Funds Tax-Exempt Series I - Page 19

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY
PURCHASE ORDER.
-------------------------------------------------------------------------------


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax--


                The American Funds Tax-Exempt Series I - Page 20

Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000 Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                            FUND       FUND
                                                           NUMBER     NUMBER
 FUND                                                     CLASS A    CLASS B
 ----                                                     -------    -------
 STOCK AND STOCK/BOND FUNDS
 AMCAP Fund/(R)/ . . . . . . . . . . . . . . . .             02        202
 American Balanced Fund/(R)/ . . . . . . . . . .             11        211
 American Mutual Fund/(R)/ . . . . . . . . . . .             03        203
 Capital Income Builder/(R)/ . . . . . . . . . .             12        212
 Capital World Growth and Income Fund/SM/ . . . .            33        233
 EuroPacific Growth Fund/(R)/ . . . . . . . . . .            16        216
 Fundamental Investors/SM/ . . . . . . . . . . .             10        210
 The Growth Fund of America/(R)/ . . . . . . . .             05        205
 The Income Fund of America/(R)/ . . . . . . . .             06        206
 The Investment Company of America/(R)/ . . . . .            04        204
 The New Economy Fund/(R)/ . . . . . . . . . . .             14        214
 New Perspective Fund/(R)/ . . . . . . . . . . .             07        207
 New World Fund/SM/ . . . . . . . . . . . . . . .            36        236
 SMALLCAP World Fund/(R)/ . . . . . . . . . . . .            35        235
 Washington Mutual Investors Fund/SM/ . . . . . .            01        201
 BOND FUNDS
 American High-Income Municipal Bond Fund/(R)/ .             40        240
 American High-Income Trust/SM/ . . . . . . . . .            21        221
 The Bond Fund of America/SM/ . . . . . . . . . .            08        208
 Capital World Bond Fund/(R)/ . . . . . . . . . .            31        231
 Intermediate Bond Fund of America/SM/ . . . . .             23        223
 Limited Term Tax-Exempt Bond Fund of America/SM/            43        243
 The Tax-Exempt Bond Fund of America/(R)/ . . . .            19        219
 The Tax-Exempt Fund of California/(R)/* . . . .             20        220
 The Tax-Exempt Fund of Maryland/(R)/* . . . . .             24        224
 The Tax-Exempt Fund of Virginia/(R)/* . . . . .             25        225
 U.S. Government Securities Fund/SM/ . . . . . .             22        222




 MONEY MARKET FUNDS
 The Cash Management Trust of America/(R)/ . . .             09        209
 The Tax-Exempt Money Fund of America/SM/ . . . .            39        N/A
 The U.S. Treasury Money Fund of America/SM/ . .             49
 ___________
 *Available only in certain states.



                The American Funds Tax-Exempt Series I - Page 21

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

                                                                                       DEALER
                                                               SALES CHARGE AS       CONCESSION
                                                              PERCENTAGE OF THE:    AS PERCENTAGE
                                                              ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                        NET AMOUNT  OFFERING     OFFERING
                                                             -INVESTED-   PRICE         PRICE
------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000  . . . . . . . . . . . . . . . . . . . .     6.10%      5.75%         5.00%
$25,000 but less than $50,000  . . . . . . . . . . . . . .     5.26       5.00          4.25
$50,000 but less than $100,000. .                              4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                             3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                              3.63       3.50          2.75
$250,000 but less than $500,000 .                              2.56       2.50          2.00
$500,000 but less than $750,000 .                              2.04       2.00          1.60
$750,000 but less than $1 million                              1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by investors in certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are


                The American Funds Tax-Exempt Series I - Page 22 not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES - A contingent deferred sales charge of 1% applies to redemptions made from funds, other than the money market funds, within 12 months following Class A share purchases of $1 million or more made without an initial sales charge. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" below.


DEALER COMMISSIONS ON CLASS A SHARES - The following commissions (up to 1%) will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution plan investing $1 million or more, or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with collective assets of $50 million or more: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.


                The American Funds Tax-Exempt Series I - Page 23

CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



 CONTINGENT DEFERRED SALES CHARGE ON
       SHARES SOLD WITHIN YEAR               AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                  1                                     5.00%
                  2                                     4.00%
                  3                                     4.00%
                  4                                     3.00%
                  5                                     2.00%
                  6                                     1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first and then shares that you have owned the longest during the six-year period. CLASS B SHARES ARE NOT AVAILABLE TO CERTAIN RETIREMENT PLANS, INCLUDING GROUP RETIREMENT PLANS SUCH AS 401(K) PLANS, EMPLOYER-SPONSORED 403(B) PLANS, AND MONEY PURCHASE PENSION AND PROFIT SHARING PLANS.


Compensation equal to 4% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


CONVERSION OF CLASS B SHARES TO CLASS A SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The conversion of Class B shares to Class A shares after eight years is subject to the Internal Revenue Service's continued position that the conversion of Class B shares is not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you and, absent such an exchange, Class B shares would continue to be subject to higher expenses for longer than eight years.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


                The American Funds Tax-Exempt Series I - Page 24

     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, as well as purchases of Class B shares, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.


                The American Funds Tax-Exempt Series I - Page 25

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:

     . employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;

     . business accounts solely controlled by these individuals (for example, the individuals own the entire business);

     . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of Class A and/or B shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.


                The American Funds Tax-Exempt Series I - Page 26

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% of the net asset value of the account each year.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Systematic withdrawal plans (SWPs) - investors who set up a SWP (see "Automatic Withdrawals" below) may withdraw up to 12% of the net asset value of their account each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from an employer-sponsored retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A and B shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets from a plan that offered the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule


                The American Funds Tax-Exempt Series I - Page 27 applicable to investments of $1 million or more (see "Dealer Commissions on Class A Shares" above).

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter.


Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds advised by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


                The American Funds Tax-Exempt Series I - Page 28

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A and B shares may be subject to deferred sales charges. You may sell (redeem) shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -
     Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on all redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.


                The American Funds Tax-Exempt Series I - Page 29

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B shares of The Cash Management Trust.

If you sell Class B shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any contingent deferred sales charge, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A or Class B shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any contingent deferred sales charge on Class A shares will be credited to your account). Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's


                The American Funds Tax-Exempt Series I - Page 30 capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


You may exchange shares by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges"


                The American Funds Tax-Exempt Series I - Page 31 below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, the business manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that


                The American Funds Tax-Exempt Series I - Page 32 shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund do not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal period ended July 31, 2000 amounted to $51,000 for the Maryland Fund and $34,000 for the Virginia Fund.


Johnston, Lemon & Co. Incorporated, which together with the Business Manager is wholly owned by the Johnston-Lemon Group, Incorporated, may serve as broker for the fund in effecting certain portfolio transactions, and may retain commissions, in accordance with certain regulations of the Securities and Exchange Commission.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, Three Metrotech Center, Brooklyn, NY 11245, as Custodian.


'TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases


                The American Funds Tax-Exempt Series I - Page 33 and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $56,000 and $58,000, for the Maryland Fund and the Virginia Fund, respectively, for the 2000 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Trustees.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on July
31. Shareholders are provided updated prospectuses annually. In addition, shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses and shareholder reports. To receive additional copies of a prospectus or report, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The trust, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2000

                                                                     THE TAX-EXEMPT     THE TAX-EXEMPT
                                                                    FUND OF MARYLAND   FUND OF VIRGINIA
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . . .         $15.12             15.57
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . . .         $15.71             16.18



                The American Funds Tax-Exempt Series I - Page 34

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The Maryland Fund yield was 4.55% and the Virginia Fund yield was 4.39% based on a 30-day (or one month) period ended July 31, 2000, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

                 b  = expenses accrued for the period (net of reimbursements).

                 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                 d = the maximum offering price per share on the last day of the period.

The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The Maryland Fund's tax-equivalent yield based on the maximum federal/state/county tax rate of 44.1% for the 30-day (or one month) period ended July 31, 2000 was 8.14%. For the Virginia Fund investors with the maximum combined effective federal/state tax rate of 43.1%, the tax-equivalent yield was 7.72% for the period ended July 31, 2000.


The Maryland Fund one year total return and average annual total return for the five- and ten-year periods ended on July 31, 2000 was -1.83%, +4.29% and +5.77%, respectively. The Virginia Fund one year total return and average annual total return for the five- and ten-year periods ended on July 31, 2000 was -0.65%, +4.19% and +5.80%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the
fund assumes:                (1) deduction of the maximum sales load of 3.75%
from the $1,000 initial investment;                    (2) reinvestment of
dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the


                The American Funds Tax-Exempt Series I - Page 35 unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                The American Funds Tax-Exempt Series I - Page 36

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                The American Funds Tax-Exempt Series I - Page 37

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or impled 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                The American Funds Tax-Exempt Series I - Page 38

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."

                                  Note Ratings

STANDARD & POOR'S CORPORATION: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:


"SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

"SP-2 Satisfactory capacity to pay principal and interest."

MOODY'S INVESTORS SERVICE, INC.: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:


"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."
                    Description of Commercial Paper Ratings

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P ratings of commercial paper are graded into four categories ranging from "A"
---
for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


                The American Funds Tax-Exempt Series I - Page 39

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                The American Funds Tax-Exempt Series I - Page 40

The Tax-Exempt Fund of Maryland
Investment Portfolio, July 31, 2000
                                                                                   Principal
                                                                                       Amount       Market
                                                                                        (000)       Value
                                                                                ---------------------------
Tax-Exempt Securities Maturing in More than One Year - 91.93%

College & University Revenue - .88%

Frederick County, College Revenue Bonds (Hood College Project),
 Series 1990:
  7.05% 2004                                                                           $  410   $   418,889
  7.05% 2005                                                                               455        464864
                                                                                              -------------
                                                                                                    883,753
Escrowed to Maturity - 4.06%

Maryland Health and Higher Educational Facilities Authority:
 Good Samaritan Hospital Issue, Revenue Bonds,
 Series 1993, 5.70% 2009                                                                  1000       1048720

 Howard County, General Hospital Issue, Series 1993:
  5.50% 2013                                                                              2000       2040500
  5.50% 2021                                                                              1000       1000200
                                                                                              -------------
                                                                                                     4089420
General Obligations (Local) - 1.11%

Harford County Consolidated Public Improvement Bonds,
 Series 1992, 5.80% 2010                                                                   100        103607

Montgomery County, Consolidated Public Improvement Bonds,
 Series 2000 A, 5.30% 2013                                                                1000       1016670
                                                                                              -------------
                                                                                                  1,120,277
                                                                                              -------------
General Obligations (State) - 4.05%

Maryland General Obligation Bonds, State and Local
 Facilities, Second Series Loan of 1999:
  5.00% 2011                                                                               500        502910
  5.25% 2012                                                                              2000       2036440

Commonwealth of Puerto Rico, Public Improvement
 Refunding Bonds, Series 1998, 5.00% 2007                                                 1500       1537380
                                                                                              -------------
                                                                                                  4,076,730
                                                                                              -------------
Hospital & Health Facilities Revenue - 5.43%

Maryland Health and Higher Educational Facilities Authority:
 Suburban Hospital Issue, Revenue Refunding Bonds,
 Series 1993, 5.125% 2021                                                                 1500       1274205

 University of Maryland Medical System Issue, Revenue Bonds,
 Series 2000, 6.75% 2030                                                                  2000       2043220

Prince George's County (Dimensions Health Corporation Issue):
 Hospital Revenue Bonds, Series 1992, 7.20% 2006                                          215         220143

 Project and Refunding Revenue Bonds, Series 1994, 5.375% 2014                            2985       1924728
                                                                                              -------------
                                                                                                  5,462,296
                                                                                              -------------
Housing Finance Authority Revenue - 11.76%

Maryland Community Development Administration, Department of
 Housing and Community Development:
  Residential Revenue Bonds, 1998 Series B, AMT:
   5.00% 2008                                                                           1,610     1,598,328
   5.00% 2009                                                                           1,680     1,658,227

  Single-Family Program Bonds, First Series 1994:
   5.80% 2009                                                                             2000       2019980
   5.70% 2017                                                                           2,085     2,091,922

Montgomery County, Housing Opportunities Commission,
 Single Family Mortgage Revenue Bonds Series:
  1998 B, 4.80% 2009                                                                      600       582,606
  1997 A, 5.50% 2009                                                                      650       671,235
  1998 B, 4.90% 2010                                                                      500       490,440

Prince George's County Housing Authority, GNMA/FNMA
 Collateralized Single Family Mortgage Bonds, Series A, AMT:
  1998, 4.65% 2019                                                                        1985       1946948
  1994, 6.60% 2025                                                                         745        761144

Commonwealth of Puerto Rico Housing Finance Corporation,
 Single Family Mortgage Revenue Bonds, 1st Portfolio,
 Series 1988 B, 7.65% 2022                                                                  25         25547
                                                                                              -------------
                                                                                                 11,846,377
                                                                                              -------------
Industrial Development Revenue - 1.51%

Mayor and City Council of Baltimore, Port Facilities Revenue
 Bonds (Consolidation Coal Sales Company Project), Series
 1984 B, 6.50% 2011                                                                        500        527275

Puerto Rico Ports Authority, Special Facilities Revenue Bonds
 (American Airlines, Inc. Project), Series 1996 A, AMT, 6.25% 2026                        1000        991040
                                                                                              -------------
                                                                                                  1,518,315
                                                                                              -------------
Insured - 16.18%

 City of Baltimore, Project and Refuding Revenue Bonds (Water Projects),
 Series 1994 A, FGIC Insured:
  6.00% 2015                                                                              1500       1617705
  5.00% 2024                                                                              1220       1133978

Calvert County, Economic Development Refunding Revenue Bonds
 (Asbury-Solomons Island Facility), Series 1997, MBIA Insured:
  5.00% 2009                                                                              1000       1014710
  5.00% 2017                                                                              1000        948940
  5.00% 2027                                                                              1000        910670

Carroll County, Revenue Bonds, EMA Obligated Group Issue
(Fairhaven and Copper Ridge), Series 1999 A, 5.50% 2019                                   1265       1241256

City of Frederick, General Improvement Bonds, 1992 Refunding
 Series, FGIC Insured, 6.125% 2008                                                         890        932916

Maryland Health and Higher Educational Facilities Authority:
 Medlantic/Helix Health Issue, Revenue Bonds
  AMBAC Insured, Series 1998 A, 5.25% 2038                                              1,500     1,396,590

 Mercy Medical Center Issue Project and Refunding Revenue
  Bonds, Series 1996, FSA Insured, 6.50% 2013                                             2000       2235240

Prince George's County, Solid Waste Management System
 Revenue Bonds, Series 1993, FSA Insured, 6.50% 2007                                    2,000     2,121,100

Commonwealth of Puerto Rico, MBIA Insured,
 Electric & Power Authority, Series 1995 Y, 7.00% 2007                                    1000    1,144,900

Washington Metroplitan Area Transit Authority, Gross Revenue Transit
 Refunding Bonds, FGIC Insured, Series 1993, 6.00% 2008                                   1480       1595262
                                                                                              -------------
                                                                                                 16,293,267
                                                                                              -------------
Life Care Facilities Revenue - 7.46%

Maryland Health and Higher Educational Facilities Authority,
 Refunding and Project Revenue Bonds, Roland Park Place Issue,
 Series 1999:
  5.45% 2012                                                                              1000        952780
  5.50% 2014                                                                              1525       1418280

Maryland Health and Higher Educational Facilities Authority,
 First Mortgage Revenue Bonds, PUMH of Maryland, Inc. Issue
 (Heron Point of Chestertown), Series 1998 A:
  5.75%, 2019                                                                             1500       1308615
  5.75%, 2026                                                                             1640       1392770

Prince George's County, Refunding Revenue Bonds, Collington
 Episcopal Life Care Community, Inc., Series 1994 A, 6.00% 2013                           2500       2434950
                                                                                              -------------
                                                                                                  7,507,395
                                                                                              -------------
Multi-Family Housing  - 5.22%

Montgomery County, Maryland Housing Opportunities Commission,
 Multi-Family Revenue Bonds, Series:
  1995 A, 6.10% 2015                                                                    2,025     2,063,698
  1994 A-2, 7.50% 2024                                                                    2000       2063180

Prince George's County, Mortgage Revenue Bonds
 (GNMA Collateralized-Langley Gardens Apartments Project),
 Series 1997 A, 5.60% 2017                                                                1130       1131853
                                                                                              -------------
                                                                                                     5258731
                                                                                              -------------
Pre-Refunded (1) - 10.70%

Calvert County, Economic Development Revenue Bonds
 (Asbury-Solomons Island Facility), Series 1995, 8.625% 2024 (2005)                       2300       2680052

Frederick County, Public Facilities Bonds,
 Series 1991 B, 6.30% 2011 (2002)                                                         1370       1442103

Harford County, Consolidated Public Improvement Bonds,
 Series 1992, 5.80% 2010 (2002)                                                           1400       1463700

Maryland Health and Higher Educational Facilities Authority:
 (Charity Obligated Group-Daughters of Charity National
 Health System), Hospital Revenue Bonds,
 Series 1997 D, 4.60% 2026 (2003)2                                                        1695       1697576

 Memorial Hospital of Cumberland Issue, Revenue Refunding
 Bonds, Series 1992, 6.50% 2010 (2004)                                                     750        799815

 Suburban Hospital Issue Revenue Bonds, Series 1992,
 6.50% 2017 (2002)                                                                         500        528130

Prince George's County, Hospital Revenue Bonds (Dimensions
 Health Corporation Issue), Series 1992, 7.20% 2006 (2002)                              1,035        1106208

Commonwealth of Puerto Rico, Public Improvement Bonds of 1992,
 MBIA Insured, 6.50% 2009 (2002)                                                        1,000     1,057,160

                                                                                              -------------
                                                                                                 10,774,744
                                                                                              -------------
Resource Recovery - 7.33%

Maryland Energy Financing Administration, Limited Obligation Solid
 Waste Disposal Revenue Bonds (Wheelabrator Water Technologies
 Baltimore L.L.C. Projects), 1996 Series, AMT, 6.30% 2010                                 3500       3653931

Montgomery County, Northeast Maryland Waste Disposal Authority,
 Solid Waste Revenue Bonds, Series A, AMT:
  6.00% 2006                                                                              1115       1154716
  6.00% 2007                                                                              1000       1034780
  Series 1993, 6.30% 2016                                                                 1500       1534620
                                                                                              -------------
                                                                                                     7378047
                                                                                              -------------
Special Obligations - 6.54%

Montgomery County:
 Revenue Authority, Golf Course System Revenue Bonds,
 Series 1996 A, 6.00% 2014                                                                2355       2244692

 Special Obligation Bonds (Kingsview Village Center
 Development District), Series 1999, 6.90% 2021                                           2410       2413471

Virgin Islands Public Finance Authority, Revenue and Refunding Bonds
 (Virgin Islands Matching Fund Loan Notes), Series 1998 A:
  5.20% 2009                                                                              1000        967020
  5.20% 2010                                                                              1000        959060
                                                                                              -------------
                                                                                                     6584243
                                                                                              -------------
Tax Allocation - 1.99%

Anne Arundel County, Special Obligation Bonds (Arundel Mills
 Project), Series 1999, 7.10% 2029                                                        2000       2007360
                                                                                              -------------
Tax Assessment Bonds - 4.55%

Anne Arundel County, Special Obligation Bonds (National Business
 Park Project), Series 2000, 7.375% 2028                                                  1500       1517640

Frederick County, Special Obligation Bonds (Urbana Community
 Development Authority), Series 1998, 6.625% 2025                                         1000        961110

Prince George's County, Special Obligation Bonds (Woodview Village
 Infrastructure Improvements), Series 1997 A, 8.00% 2026                                  1940       2106704
                                                                                              -------------
                                                                                                     4585454
                                                                                              -------------
Turnpikes & Toll Roads Revenue - 1.05%

Maryland Transportation Authority Facilities Project,
 Transportation Facilities Projects Revenue Bonds,
 Series 1992, 5.80% 2006                                                                  1000       1058580
                                                                                              -------------
Water & Sewer Revenue - 2.11%

Maryland Water Quality Financing Administration,
 Revolving Loan Fund Revenue Bonds, Series 1991 B, 0% 2005                                 700        546490

Washington Suburban Sanitary District, Refunding Bonds, Series
 1997, 5.75% 2017                                                                         1510       1578916
                                                                                              -------------
                                                                                                     2125406
                                                                                              -------------
TOTAL TAX-EXEMPT SECURITIES MATURING IN MORE THAN ONE YEAR (cost: $92,374,000)                      92570395
                                                                                              -------------
Tax-Exempt Securities Maturing in One Year or Less  - 6.65%

Hospital Facilities - 1.39%

Maryland Health and Higher Educational Facilities Authority, Pooled
 Loan Program Revenue Bonds, Series 1994 D, 3.95% 2024 (3)                                1400       1400000
                                                                                              -------------
Industrial Development Revenue - 3.18%

Maryland Energy Financing Administration, Limited Obligation Solid
 Waste Disposal Facility Revenue Bonds (Cimenteries CBR S.A. Project),
 Series 2000, 3.40% 2035 (3)                                                              3200       3200000
                                                                                              -------------
Pre-Refunded (1)- 2.08%

Maryland Health and Higher Educational Facilities Authority,
 University of Maryland Medical System Issue, Revenue Bonds,
 Series 1991 A, FGIC Insured, 6.50% 2021 (2001)                                           1000       1019390

University of Maryland System Auxiliary Facility and Tuition
 Revenue Bonds, Series 1992 A, 6.30% 2009 (2001)                                          1050       1081133
                                                                                              -------------
                                                                                                     2100523
                                                                                              -------------
TOTAL TAX-EXEMPT SECURITES MATURING IN ONE YEAR OR LESS (cost: $6,623,000)                           6700523
                                                                                              -------------

TOTAL TAX-EXEMPT SECURITIES (cost: $98,997,000)                                                  99,270,918
Excess of cash and receivables over payables                                                      1,428,349
                                                                                              -------------
NET ASSETS                                                                                     $100,699,267
                                                                                              ==============
/1/ Parenthetical year represents date of pre-refunding.
/2/ Valued in the market on the basis of its effective maturity
 (shown in parentheses)- that is, the date at which the investor must put the security to the issuer for redemption.


/1/ Coupon rate changes periodically.


See Notes to Financial Statements


The Tax-Exempt Fund of Maryland
Financial Statements
Statement of Assets and Liabilities
July 31, 2000
                                                                         (dollars in thousands)
-----------------------------------------------------------------------          -------------  -------------
Assets:
 Tax-exempt securities:
  Maturing in more than one year
   (cost: $92,374)                                                                                    $92,570
  Maturing in one year or less
   (cost: $6,623)                                                                                       6,701
 Cash                                                                                                      72
 Receivables for --
  Sales of investments                                                                 $   200
  Sales of Fund's shares                                                                   464
  Interest                                                                                 941          1,605
                                                                                   -----------    -----------
                                                                                                      100,948
                                                                                                  -----------
Liabilities:
 Payables for --
  Purchases of investments                                                                   0
  Repurchases of Fund's shares                                                               4
  Dividends                                                                                140
  Management services                                                                       37
  Other expenses                                                                            68            249
                                                                                   -----------    -----------
Net Assets at July 31, 2000                                                                          $100,699
                                                                                                  ===========
Shares of beneficial interest issued and outstanding (unlimited shares authorized)
Class A shares:
 Net assets                                                                                           $99,518
 Shares outstanding                                                                                 6,579,771
 Net assest value per share                                                                            $15.12

Class B shares:
 Net assets                                                                                            $1,181
 Shares outstanding                                                                                    78,115
 Net assest value per share                                                                            $15.12

See Notes to Financial Statements


The Tax-Exempt Fund of Maryland
Statement of Operations
for the year ended July 31, 2000
                                                                         (dollars in thousands)
-----------------------------------------------------------------------          -------------  -------------

Investment Income:
 Income:
  Interest on tax-exempt securities                                                                    $5,787

 Expenses:
  Investment adviser fee                                                                $  243
  Business management fee                                                                  196
  Distribution expenses- Class A                                                           251
  Distribution expenses- Class B                                                             1
  Transfer agent fee- Class A                                                               56
  Transfer agent fee- Class B                                                                -
  Reports to shareholders                                                                   21
  Registration statement and prospectus                                                     15
  Postage, stationery and supplies                                                           7
  Trustees' fees                                                                             7
  Auditing and legal fees                                                                   27
  Custodian fee                                                                              5
 Taxes other than federal income tax                                                         0
  Other expenses                                                                             1             830
                                                                                   -----------    -----------
 Net investment income                                                                                  4,957
                                                                                                  -----------
Realized Loss and Unrealized Appreciation
 on Investments:
 Net realized loss                                                                                       (243)
 Net unrealized appreciation:
  Beginning of year                                                                      3,121
  End of year                                                                              274
                                                                                   -----------
    Net change in unrealized appreciation                                                              (2,847)
                                                                                                  -----------
 Net realized loss and change in unrealized
  appreciation                                                                                         (3,090)
                                                                                                  -----------
Net Increase in Net Assets
 Resulting from Operations                                                                             $1,867
                                                                                                   ==========

See Notes to Financial Statements


The Tax-Exempt Fund of Maryland
Statement of Changes in Net Assets                                                  Year ended        July 31
(dollars in thousands)                                                                   2000           1999

-----------------------------------------------------------------------        --------------- ---------------
                                                                                           1998           1998
                                                                                -------------- --------------

Operations:
 Net investment income                                                                $  4,957       $  4,981
 Net realized (loss) gain on investments                                                  (243)            11
 Net change in unrealized appreciation on investments                                   (2,847)        (2,767)
                                                                                   -----------    -----------
  Net increase in net assets resulting from operations                                   1,867          2,225
                                                                                   -----------    -----------
Dividends and Distributions Paid to Shareholders:
 Dividends from net investment income:
 Class A                                                                                (4,952)        (4,983)
 Class B                                                                                    (5)             -
 Distributions from net realized gain on investments:
 Class A                                                                                     -           (623)
 Class B                                                                                     -              -
                                                                                   -----------    -----------
  Total dividends and distributions                                                     (4,957)        (5,606)
                                                                                   -----------    -----------
Capital Share Transactions:
 Proceeds from shares sold                                                              18,920         22,658
 Proceeds from shares issued in reinvestment of net investment income
  dividends and distributions of net realized gain on investments                        3,027          3,694
 Cost of shares repurchased                                                            (28,542)       (14,037)
                                                                                   -----------    -----------
  Net (decrease) increase in net assets resulting from capital
   share transactions                                                                   (6,595)        12,315
                                                                                   -----------    -----------
Total (Decrease) Increase in Net Assets                                                 (9,685)         8,934

Net Assets:
 Beginning of year                                                                     110,384        101,450
                                                                                   -----------    -----------
 End of year                                                                          $100,699       $110,384
                                                                                   ===========    ===========



See Notes to Financial Statements


TAX-EXEMPT FUND OF MARYLAND
PER-SHARE DATA AND RATIOS
                                                     Net
                           Net asset             gains(losses)            Dividends
                             value,      Net     on securities Total from (from net Distributions
Year Ended                  beginning investment(both realized investment investment(from capital    Total
July 31                      of year    income  and unrealized)operations  income)     gains)    Distributions
Class A:
2000                         $15.57     $.74 (2)    ($.45)(2)     $.29      ($.74)        -         ($.74)
1999                          16.04      .74         (.37)        .37       (.74)       (.10)        (.84)
1998                          16.02      .78         .14          .92       (.78)       (.12)        (.90)
1997                          15.39      .79         .63          1.42      (.79)         -          (.79)
1996                          15.29      .80         .10          .90       (.80)         -          (.80)
Class B:
2000 (4)                      15.01     .16 (2)      .18 (2)      .34       (.23)         -          (.23)


TAX-EXEMPT FUND OF MARYLAND
PER-SHARE DATA AND RATIOS (CONT)

                                                                      Ratio of  Ratio of
                                 Net asset              Net assets,   expenses  net income  Portfolio
Year Ended                       value, end   Total     end of year  to average to average  turnover
July 31                            of year  return (1) (in millions) net assets net assets    rate
Class A:
2000                               $15.12     2.02%        $100          .82%     4.92%      11.98%(3)
1999                                15.57      2.28        110          .78       4.63        11.38
1998                                16.04      5.89        101          .79       4.84        10.30
1997                                16.02      9.52         87          .82       5.08        15.27
1996                                15.39      5.95         80          .81       5.14        16.01
Class B:
2000 (4)                            15.12      2.15         1          1.53 (5)    4.21 (5    11.98 (3)

(1) Total returns exclude all sales charges, including contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Represents portfolio turnover rate (equivalent for all share classes) for the year ended July 31, 2000.
(4) Per-share data from March 15, 2000 when B shares were first offered for sale.
(5) Annualized.


The Tax-Exempt Fund of Virginia
Investment Portfolio, July 31, 2000
                                                                                    Principal
                                                                                      Amount      Market
                                                                                       (000)       Value
                                                                                           -           -
Tax-Exempt Securities Maturing in More than One Year - 91.34%

Airports - 1.36%

Metropolitan Washington Airports Authority, Airport
 System Revenue and Refunding Bonds, Series 1998 B AMT, 5.50% 2007                   $ 1,500  $1,556,940
                                                                                                       -
College & University Revenue - 1.72%

Virginia College Building Authority, Educational Facilities Revenue
 Bonds (21st Century College Program), Series 1998, 5.00% 2017                         1,000     938,410

Virginia Polytechnic Institute and State University, University Services
 System and General Revenue Pledge Bonds, Series 1996 C, 5.35% 2009                    1,000   1,031,210
                                                                                                       -
                                                                                               1,969,620
                                                                                                       -
Escrowed to Maturity - 2.44%

Industrial Development Authority of the City of Norfolk, Hospital
 Revenue Bonds (Daughters of Charity National Health System-DePaul
 Medical Center), Series 1992 A:
  6.20% 2002                                                                             1700     1723239
  6.50% 2007                                                                             1000     1060530
                                                                                                       -
                                                                                                  2783769
                                                                                                       -
General Obligations (Local) - 9.29%

Arlington County:
 Public Improvement Bonds, Series 1996, 6.00% 2011                                       1000     1091980
 Refunding Bonds, Series 1993, 6.00% 2012                                                1000     1090770

Chesapeake Refunding Bonds, Series 1993, 5.40% 2008                                      1000     1046690

Hampton Public Improvement Refunding Bonds, Series:
 2000, 5.25% 2011                                                                        1000     1025570
 1998, 5.00% 2013                                                                        2240     2212359
 1998, 5.00% 2014                                                                        2960     2904529


Leesburg Refunding Bonds, Series 1993, 5.60% 2008                                        1195     1236251
                                                                                                       -
                                                                                                 10608149
                                                                                                       -
Hospital & Health Facilities Revenue - 11.18%

Industrial Development Authority of the Town of Abingdon,
 Hospital Facility Revenue and Refunding Bonds (Johnston Memorial
 Hospital), Series 1998:
  5.00% 2008                                                                             1015      991949
  5.00% 2009                                                                             1020      988920

Fairfax County:
 Industrial Development Authority, Health Care Revenue Refunding
  Bonds (INOVA Health System Project), Series 1998 A, 5.00% 2011                         1500     1463325

 Industrial Development Authority, Hospital
 Revenue Refunding Bonds (INOVA Health Systems Hospital
 Project), Series 1993 A:
  5.00% 2007                                                                              750      754185
  5.25% 2019                                                                             2500     2408200
  5.00% 2023                                                                              500      457500

Industrial Development Authority of Halifax County,
 Hospital Refunding Revenue Bonds (Halifax Regional Hospital, Inc.),
 Series 1998:
  4.65% 2007                                                                              600      555252
  4.80% 2009                                                                             1000      919550
  5.00% 2011                                                                             1000      919460

Industrial Development Authority of Henry County, Hospital Revenue
 Bonds (Memorial Hospital of Martinsville and Henry County),
 Series 1997, 6.00% 2017                                                                 1000     1014110

Peninsula Ports Authority, Health System Revenue and Refunding Bonds
 (Riverside Health System Project), Series:
  1992 A, 5.00%  2008                                                                    1200     1198008
  1998, 5.00%  2009                                                                      1100     1093312
                                                                                                       -
                                                                                                 12763771
                                                                                                       -
Housing Finance Authority Revenue - 3.59%

Commonwealth of Puerto Rico Housing Finance Corporation,
 Single Family Mortgage Revenue Bonds, 1st Portfolio,
 Series 1988 B, 7.65% 2022                                                                 35       35766

Virginia Housing Development Authority, Commonwealth
 Mortgage Bonds, Series:
  1994 H, Sub-Series H-1, 6.10% 2003                                                      500      507285
  1998 E, Sub-Series E-1, 4.50% 2005                                                     1190     1172650
  2000 A AMT, Sub-Series A-3, 5.55% 2006                                                  730      744549
  2000 A AMT, Sub-Series A-1, 5.65% 2010                                                 1605     1633938
                                                                                                       -
                                                                                                  4094188
                                                                                                       -
Industrial Development Revenue - 2.40%

Industrial Development Authority of the County of Henrico,
 Solid Waste Disposal Revenue Bonds (Browning-Ferris Industries of
 South Atlantic, Inc. Project), Series 1996 A AMT:
  5.30% 2011                                                                             1000      916550
  5.45% 2014                                                                             1000      836570

Puerto Rico Ports Authority, Special Facilities Revenue Bonds
 (American Airlines, Inc. Project), Series 1996 A AMT, 6.25% 2026                        1000      991040
                                                                                                       -
                                                                                                  2744160
                                                                                                       -
Insured - 23.30%

Industrial Development Authority of Arlington County, Resource
 Recovery Revenue Bonds (Alexandria/Arlington Waste-to-Energy Facility),
 Ogden Martin Systems of Alexandria/Arlington, Inc. Project,
 Series 1998 B, FSA Insured AMT, 5.375% 2012                                             3000     3025351

Industrial Development Authority of Danville,
 Hospital Revenue Bonds (Danville Regional Medical Center),
 Series 1998, AMBAC Insured:
  5.25% 2012                                                                             1995     2008227
  5.25% 2013                                                                             2000     1998900

Industrial Development Authority of Fairfax County,
 Hospital Revenue Refunding Bonds (INOVA Health System
 Hospitals Project), Series 1993 A, FSA Insured, 5.25% 2019                              1000      968980

Fairfax County Redevelopment and Housing Authority, Multifamily
 Housing Revenue Bonds (Grand View Apartments Project), Series
 1998 A, FHA Insured, 5.05% 2010                                                         1000      962020

Industrial Development Authority of the County of Hanover,
 Hospital Revenue Bonds (Memorial Regional Medical Center
 Project at Hanover Medical Park), Series 1995, MBIA Insured:
  6.50% 2010                                                                             1375     1534486
  6.375% 2018                                                                            1500     1639515

Industrial Development Authority of Loudoun County, Hospital Revenue Bonds,
  FSA Insured, 6.00% 2005                                                                1000     1054450

Industrial Development Authority of the City of Norfolk, Health Care
 Revenue Bonds (Bon Secours Health System), Series 1997, MBIA Insured,
 5.00% 2007                                                                              1250     1266625

Northern Virginia Transportation District Commission (Virginia Railway
 Express Project),Commuter Rail Revenue Refunding Bonds, Series 1998, FSA Insured:
  5.375% 2011                                                                            1000     1026240
  5.375% 2014                                                                            1000     1003000

Pamunkey Regional Jail Authority, Jail Facility Revenue Bonds,
 Series 1996, MBIA Insured, 5.70% 2010                                                   1000     1049590

Industrial Development Authority of the County of Prince William, Hospital
 Facility Refunding Revenue Bonds (Potomac Hospital Corporation of Prince
 William), Series 1998, FSA Insured, 5.00% 2018                                          1000      920820

Richmond Metropolitan Authority, Expressway Revenue and Refunding Bonds,
 FGIC Insured, Series 1998, 5.25% 2012                                                   1000     1018210

Industrial Development Authority of Russell County, Pollution Control Revenue
 Bonds (Appalachian Power Company Project), Series H, MBIA Insured, 5.00% 2021           1110     1011698

Southeastern Public Service Authority, Senior Revenue
 Refunding Bonds, Series 1998, AMBAC Insured, 5.00% 2015                                 3000     2900371

City of Virginia Beach Development Authority, Hospital Revenue
 Bonds (Virginia Beach General Hospital Project),
 Series 1993, AMBAC Insured, 6.00% 2011                                                  1000     1079850

Virginia College Building Authority, Educational Facilities Revenue
 and Refunding Bonds (Hampden-Sydney College Project), Series 1998,
 MBIA Insured, 5.00% 2016                                                                1180     1124151

Metropolitan Washington Airports Authority, Airport System Revenue
 and Refunding Bonds, Series 1998, MBIA Insured AMT, 5.25% 2010                          1000     1018470
                                                                                                       -
                                                                                                 26610954
                                                                                                       -
Lease Revenue (State) - 1.78%

Virginia Public Building Authority, Public Facilities Revenue Bonds, Series:
 1998 B, 5.00% 2010                                                                      1000     1007540
 2000 A, 5.75% 2016                                                                      1000     1028720
                                                                                                       -
                                                                                                  2036260
                                                                                                       -
Life Care Facilities Revenue - 2.66%

Fairfax County Economic Development Authority, Retirement Community
 Revenue Bonds (Greenspring Village, Inc. Facility), Series 1999 A:
  6.75% 2012                                                                              500      494635
  7.50% 2029                                                                             2500     2543100
                                                                                                       -
                                                                                                  3037735
                                                                                                       -
Multi-Family Housing - 4.10%

Virginia Housing Development Authority, Multi-Family Housing Bonds, Series:
 1998 I-AMT, 4.60% 2009                                                                  1320     1261207
 1998 I-AMT, 4.70% 2010                                                                  1240     1185043
 1997 B-AMT, 5.80% 2010                                                                  1185     1228063
 1996 B, 5.95% 2016                                                                      1000     1011880
                                                                                                       -
                                                                                                  4686193
                                                                                                       -
Pre-Refunded (1) - 9.59%

Danville Industrial Development Authority, Hospital
 Revenue Bonds, Danville Regional Medical Center,
 Series 1994, FGIC Insured, 6.00% 2007 (2004)                                            1000     1061710

Fairfax County Industrial Development Authority, Hospital Revenue Bonds
 (Fairfax Hospital System Project), INOVA Health Systems,
 Series 1991 C, 6.801% 2023 (2001)                                                       1000     1041600

Newport News General Obligation, Water Bonds,
 Series A 1992, 6.125% 2009 (2002)                                                       1170     1223317

Peninsula Ports Authority:
 Health Care Facilities Revenue and Refunding Bonds (Mary Immaculate
  Project), 1994 Series, 6.875% 2010 (2004)                                              1900     2078125

 Health System Revenue and Refunding Bonds (Riverside Health System
  Project), Series 1992 A, 6.625% 2010 (2002)                                            1300     1374373

Roanoke Valley Resource Authority, Solid Waste System Revenue
  Bonds, Series 1992, 5.75% 2012 (2002)                                                  1500     1564635

Virginia Beach, Virginia Development Authority (Sentara Bayside
 Hospital), 6.60% 2009 (2001)                                                            1000     1046090

Virginia College Building Authority Educational Facilities Revenue
 Bonds (Marymount University Project), Series 1992, 6.875% 2007 (2002)                   1485     1564463
                                                                                                       -
                                                                                                 10954313
                                                                                                       -
Pollution Control - 1.53%

Industrial Development Authority of the County of Charles City,
 Solid Waste Disposal Facility Revenue Refunding Bonds (USA Waste of
 Virginia, Inc. Project), Series 1999, 4.875% 2009                                       2000     1743960
                                                                                                       -
Special Obligations - 1.73%

Virgin Islands Public Finance Authority, Revenue and Refunding
 Bonds (Virgin Islands Matching Fund Loan Notes), Series:
  1998 C, 5.50% 2007                                                                     1000     1003150
  1998 A, 5.20% 2009                                                                     1000      967020
                                                                                                       -
                                                                                                  1970170
                                                                                                       -
State Appropriation - 1.43%

Big Stone Gap, Redevelopment and Housing Authority,
 Commonwealth of Virginia Correctional Facility Lease Revenue Bonds
 (Wallens Ridge Development Project), Series 1995, 5.25% 2010                            1600     1629744
                                                                                                       -
State Authority - 3.20%

Virginia Public School Authority, School Financing Bonds:
 (1997 Resolution), Series 1998 A, 5.25% 2007                                            2000     2065580
 (1991 Resolution), Series 1994 A, 6.20% 2014                                            1500     1591125
                                                                                                       -
                                                                                                  3656705
                                                                                                       -
Tax Assessment Bonds - 6.67%

Dulles Town Center, Community Development Authority (Loudoun
 County), Special Assessment Bonds (Dulles Town
 Center Project), Series 1998, 6.25% 2026                                                2500     2319950

Heritage Hunt Commercial Community Development Authority (Prince
 William County), Special Assesment Bonds, Series:
 1999 A, 6.85% 2019                                                                      2500     2497200
 1999 B, 7.00% 2029                                                                       500      496295

Virginia Gateway, Community Development Authority (Prince William County),
 Special Assessment Bonds, Series 1999, 6.25% 2026                                       2500     2305825
                                                                                                       -
                                                                                                  7619270
                                                                                                       -
Water & Sewer Revenue - 3.37%

Chesterfield County Water and Sewer Revenue Refunding Bonds,
 Series 1992, 6.375% 2009                                                                1250     1317437

City of Richmond, Public Utility Revenue and Refunding Bonds,
 Series 1998 A, 5.25% 2009                                                               1500     1541700

Fairfax County Water Authority, Water Refunding Revenue Bonds,
 Series 1997, 5.00% 2021                                                                 1000      936880

Virginia Resources Authority, Water and Sewer System Revenue Bonds
 (Pooled Loan Program), Series 1986 A, 7.50% 2017                                          50       50368
                                                                                                       -
                                                                                                  3846385
                                                                                                       -
 TOTAL TAX-EXEMPT SECURITIES MATURING IN MORE THAN ONE YEAR (cost: $103,762,000)                104312286
                                                                                                       -
Tax-Exempt Securities Maturing in One Year or Less - 7.31%

Hospital & Health Facilities Revenue - 1.40%

Industrial Development Authority of the City of Roanoke,
 Hospital Revenue Bonds (Roanoke Memorial Hospitals, Community Hospital
 of Roanoke Valley, Bedford County Memorial Hospital, Giles Memorial Hospital,
 Radford Community Hospital, Franklin Memorial Hospital and Saint Albans
 Psychiatric Hospital Project), Series 1995 A, 3.30% 2019 (2)                            1600     1600000
                                                                                                       -
Pre-Refunded (1) - 5.91%

Henry County Public Service Authority, Water and Sewer Revenue
 Bonds, FGIC Insured, Series 1990, 7.20% 2019 (2000)                                     1250     1272662

Norfolk:
 Capital Improvement and Refunding Bonds, Series 1992 A, 6.00% 2011 (2001)                500      514090

 Industrial Development Authority, Hospital Revenue Bonds:
  (Children's Hospital of the King's Daughters Obligated
   Group), Series 1991, AMBAC Insured, 7.00% 2011 (2001)                                  400      416464

  (Sentara Hospitals-Norfolk Project), Series 1991, 7.00% 2020 (2000)                     250      256568

Prince William County Service Authority, Water and Sewer
 System Revenue Bonds, Series 1991, FGIC Insured, 6.50% 2021 (2001)                       680      706445

Roanoke Public Improvement and Refunding Bonds, Series 1992 B:
 6.375% 2009 (2001)                                                                       250      259773
 6.40% 2011 (2001)                                                                        500      522060

University of Virginia, Hospital Revenue Bonds,
 Series 1984 A, HIBI Insured, 9.875% 2001 (2000)                                           10       10367

Upper Occoquan Sewage Authority, Regional Sewerage System
 Revenue Bonds, Series 1991, MBIA Insured, 6.00% 2021 (2001)                              700      710647

Virginia Public Building Authority, State Building Revenue Bonds,
 Series 1991 A, 6.50% 2011 (2001)                                                        1750     1820525

Virginia Resources Authority, Water and Sewer Systems Revenue Bonds,
 Series 1990, 7.25% 2011 (2000)                                                           250      256122
                                                                                                       -
                                                                                                  6745723
                                                                                                       -
 TOTAL TAX-EXEMPT SECURITIES MATURING IN ONE YEAR OR LESS (cost: $8,035,000)                  $8,345,723
                                                                                                       -

TOTAL TAX-EXEMPT SECURITIES (cost: $111,797,000)                                                112658009
Excess of cash and receivables over payables                                                      1540889
                                                                                                       -
NET ASSETS                                                                                      114198898
                                                                                                       -



(1) Parenthetical year represents date of pre-refunding.

(2) Coupon rate changes periodically.
See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
Financial Statements
Statement of Assets and Liabilities
July 31, 2000 (dollars in thousands)
Assets:
Tax-exempt securities:
 Maturing in more than one year
 (cost: $103,762)                                                              $104,312
 Maturing in one year or less
 (cost: $8,035)                                                                   8,346
Cash                                                                                 74
Receivables for--
 Sales of Fund's shares                                              $  513
 Interest                                                             1,769       2,282
                                                               ------------ ------------
                                                                                115,014
Liabilities:
Payables for--
 Purchases of investments                                               477
 Repurchases of Fund's shares                                            75
 Dividends                                                              148
 Management services                                                     41
 Other expenses                                                          74         815
                                                               ------------ ------------
Net Assets at July 31,2000                                                     $114,199
                                                                            ============
Shares of beneficial interest issued and
 outstanding (unlimited shares authorized)
Class A shares:
  Net assets                                                                   $114,040
  Shares outstanding                                                          7,323,399
  Net asset value per share                                                      $15.57

Class B shares:
  Net assets                                                                       $159
  Shares outstanding                                                             10,213
  Net asset value per share                                                      $15.57

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
Statement of Operations
For the year ended July 31, 2000                     (dollars in thousands)

Investment Income:
Income:
 Interest on tax-exempt securities                                               $6,468

Expenses:
 Investment adviser fee                                              $  273
 Business management fee                                                219
 Distribution expenses  - Class A                                       290
 Distribution expenses - Class B                                          -
 Transfer agent fee - Class A                                            58
 Transfer agent fee - Class B                                             -
 Reports to shareholders                                                 26
 Registration statement and prospectus                                   16
 Postage, stationery and supplies                                         7
 Trustees' fees                                                           7
 Auditing and legal fees                                                 27
 Custodian fee                                                            6
 Other expenses                                                           1         930
                                                               ------------ ------------
Net investment income                                                             5,538
                                                                            ------------

Realized Loss and Unrealized
 Appreciation on Investments:
Net realized loss                                                                  (105)
Net unrealized appreciation:
 Beginning of year                                                    2,811
 End of year                                                            861
                                                               ------------
  Net change in unrealized
   appreciation                                                                  (1,950)
                                                                            ------------
 Net realized loss and change in
  unrealized appreciation                                                        (2,055)
                                                                            ------------
Net Increase in Net Assets
 Resulting from Operations                                                       $3,483
                                                                            ============
See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
Statement of Changes in Net Assets
(dollars in thousands)

                                                                 Year Ended    July 31,
                                                                        2000        1999
                                                               ------------ ------------
Operations:
Net investment income                                              $  5,538    $  5,450
Net realized (loss) gain on investments                                (105)         64
Net change in unrealized
 appreciation on investments                                         (1,950)     (3,044)
                                                               ------------ ------------
 Net increase in net assets
  resulting from operations                                           3,483       2,470
                                                               ------------ ------------
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
  Class A                                                            (5,537)     (5,453)
  Class B                                                                (1)          -
Distributions from net realized gain
 on investments:
  Class A                                                                 -      (1,311)
  Class B                                                                 -           -
                                                               ------------ ------------
 Total dividends and distributions                                   (5,538)     (6,764)
                                                               ------------ ------------



Capital Share Transactions:
Proceeds from shares sold                                            25,575      25,326
Proceeds from shares issued in
 reinvestment of net investment income
 dividends and distributions of net
 realized gain on investments                                         3,152       4,219
Cost of shares repurchased                                          (37,051)    (15,287)
                                                               ------------ ------------
 Net (decrease) increase in net assets
  resulting from capital share transactions                          (8,324)     14,258
                                                               ------------ ------------
Total (Decrease) Increase in Net Assets                             (10,379)      9,964

Net Assets:
Beginning of year                                                   124,578     114,614
                                                               ------------ ------------
End of year                                                       $ 114,199    $124,578
                                                               ============ ============

See Notes to Financial Statements


Per-Share Data and Ratios
The Tax-Exempt Fund of Virginia
                                                       Net
                                Net asset          gains(losses)            Dividends
                                  value,    Net    on securities Total from (from net Distributions
          Year Ended            beginning investme(both realized investment investment(from capital    Total
            July 31,             of year   income and unrealized)operations  income)     gains)    Distributions
Class A:
2000                              $15.82     $.74     $(.25)(2)     $.49      $(.74)      $   -       $(.74)
1999                              16.36     .73        (.36)        .37       (.73)       (.18)        (.91)
1998                              16.37     .78        .03          .81       (.78)       (.04)        (.82)
1997                              15.77     .80        .60          1.40      (.80)         -          (.80)
1996                              15.79     .81        .03          .84       (.81)       (.05)        (.86)
Class B: (4)
2000                              15.28     .18 (2    .34 (2)       .52       (.23)         -          (.23)

Per-Share Data and Ratios
The Tax-Exempt Fund of Virginia

                                                                  Ratio of  Ratio of
                                Net asset            Net assets,   expenses net income   Portfolio
          Year Ended            value, end Total     end of year to average to average    turnover
            July 31,              of year return(1 (in millions) net assets net assets        rate
Class A:
2000                             $15.57    3.24%       $114         .80%      4.77%     22.37%(3)
1999                              15.82     2.21       125          .77       4.46        12.72
1998                              16.36     5.08       115          .78       4.73        24.66
1997                              16.37     9.10       101          .81       4.99        18.41
1996                              15.77     5.46        90          .79       5.11        27.34
Class B: (4)
2000                               15.57    3.30         -         1.55 (5)    4.03 (5  22.37 (3)

(1) Total returns exclude all sales charges, including contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Represents portfolio turnover rate (equivalent for all share classes) for the year ended July 31, 2000.
(4) Per-share data from March 15, 2000 when Class B shares were first offered for sale.
(5) Annualized.


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 ORGANIZATION - The American Funds Tax-Exempt Series I(the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.
 The Funds offer Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%. Class B shares are sold without an initial sales charge but subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have pro rata rights to assets and dividends, and identical voting, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.
 SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements:
 SECURITY VALUATION - Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Trustees.
 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the Funds will instruct the custodian to segregate liquid assets sufficient to meet their payment obligations in these transactions. Premiums and original issue discounts on securities purchased are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.
 ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between the share classes based on their relative net asset values. Distribution expenses, transfer agent fees, and other class-specific expenses, if any, are accrued daily and charged to the applicable share class.
2. FEDERAL INCOME TAXATION
  The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intend to distribute all of their net taxable income and net capital gains for the fiscal year. As regulated investment companies, the Funds are not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds.
  As of July 31, 2000, net unrealized APPRECIATION on investments for book and Federal income tax purposes for the Maryland Fund aggregated $274,000; of which $2,615,000 related to appreciated securities and $2,341,000 related to depreciated securities. For the Virginia Fund, net unrealized APPRECIATION aggregated $861,000, of which $2,534,000 related to appreciated securities and $1,673,000 related to depreciated securities. There was no difference between book and tax realized losses on securities transactions for the year ended July 31, 2000. The costs of portfolio securities for book and federal income tax purposes were $98,997,000 and $111,797,000, for the Maryland and Virginia Funds, respectively, at July 31, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES
 BUSINESS MANAGEMENT AND INVESTMENT ADVISORY FEES - Fees of $196,000 and $219,000 were incurred by the Maryland and Virginia Funds, respectively, during the year ended July 31,2000 and were payable to Washington Management Corporation (WMC) as business manager of the Funds pursuant to the business management agreement under which WMC provides business management services.
The agreement provides for monthly fees, accrued daily, computed at an annual rate of 0.135% of the first $60 million of average net assets for each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated,(JLC),earned $27,000 and $19,000 on its retail sales of shares and distribution plans of the Maryland and Virginia Funds, respectively, during the year ended July 31, 2000, and received no brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds.
 Fees of $243,000 and $273,000 for investment advisory services were incurred by the Maryland and Virginia Funds, respectively, during the year ended July 31, 2000, pursuant to an investment advisory agreement with Capital Research and Management Company (CRMC). The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).
 DISTRIBUTION EXPENSES - American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, received $43,000 (after allowances to dealers)during the year ended July 31, 2000, each for the Maryland and Virginia Funds, as its portion of the sales charges paid by purchasers of the Funds' Class A shares. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations.
  Pursuant to a Plan of Distribution for Class A shares, each Fund may expend up to 0.25% of Class A daily net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved in advance by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 2000, distribution expenses under each Plan for Class A shares were $251,000 and $290,000, including accrued and unpaid expenses of $38,000 and $44,000 for the Maryland and Virginia Funds, respectively. The aggregate amounts of Class A distribution expenses subject to recovery by AFD, which the Funds have not reimbursed, were $30,000 and $79,000, respectively. Some or all of the amounts not paid by the Funds' may be recovered by the Distributor in the future.
 Pursuant to a Plan of Distribution for Class B shares, each Fund may expend up to 1.00% of Class B daily net assets annually to compensate dealers for their selling and servicing efforts. The distribution expense, including accrued and unpaid expenses, under the Plan for Class B shares was $1,000 for the Maryland Fund.
 TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $56,000 and $58,000, respectively, during the year ended July 31, 2000.
 DEFERRED TRUSTEES' FEES - Independent Trustees may elect to defer part or all of the fees earned for services as members of the board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of July 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1994) net of any payments to Trustees, were $18,000 each for the Maryland and Virginia Funds.
   AFFILIATIONS - WMC and JLC are both wholly owned subsidiaries of the Johnson-Lemon Group, Incorporated (JLG). All the officers of the Trust and three of its trustees are affiliated with JLG. No such persons received any remuneration directly from the Trust.
 CRMC is wholly owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC.
4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES
 During the fiscal year ending July 31, 2000, the Maryland and Virginia Funds made purchases of investment securities of $11,537,000 and $25,003,000, and sales of $18,589,000 and $33,450,000, respectively. Short-term securities transactions were excluded.
 Pursuant to the custodian agreements, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. The custodian fees of $5,000 and $6,000 for the Maryland and Virginia Funds, respectively, were paid by these credits rather than in cash.
 As of July 31, 2000, net assets consisted of the following:

(DOLLARS IN THOUSANDS)               THE TAX-EXEMPT         The Tax-Exempt
                                     FUND OF MARYLAND       FUND OF VIRGINIA

Capital paid in on shares of         $100,668               $113,454
  beneficial interest

Accumulated net realized loss             (243)                  (116)

Net unrealized appreciation               274                    861

Net Assets                            $100,699               $114,199

                                     =========              ========


THE TAX-EXEMPT FUND OF MARYLAND
Capital share transactions were as follows:

                               Year ended July 31, 2000   Year ended July 31, 1999



(DOLLARS IN THOUSANDS)         Amount         Shares        Amount       Shares

CLASS A SHARES:



      Sold                         $ 17,737       1,177,963     $ 22,658     1,410,162

      Reinvestment of dividends and distributions         3,025      200,758         3,694      230,443

      Repurchased                  (28,531)       (1,890,566)   (14,037)     (874,913)



             Net (decrease)increase in Class A   (7,769)        (511,845)     12,315       765,692



CLASS B SHARES:*



      Sold                               1,183    78,684        -            -

      Reinvestment of dividends           2       144           -            -

      Repurchased                         (11)       (713)      -            -



             Net increase in Class B         1,174    78,115        -            -



TOTAL NET (DECREASE) INCREASE IN SHARE TRANSACTIONS      $(6,595)    (433,730)     $12,315      765,692



*CLASS B SHARES OFFERED FOR SALE COMMENCING MARCH 15, 2000


THE TAX-EXEMPT FUND OF VIRGINIA
Capital share transactions were as follows:

                               Year ended July 31, 2000    Year ended July 31, 1999



(DOLLARS IN THOUSANDS)         Amount         Shares        Amount       Shares

CLASS A SHARES:



      Sold                          $ 25,419       1,651,889     $ 25,326     1,549,930

      Reinvestment of dividends and distributions   3,152          205,216       4,219        258,204

      Repurchased                   (37,051)       (2,408,606)   (15,287)     (938,045)



              Net (decrease)increase in Class A   (8,480)        (551,501)     14,258       870,089



CLASS B SHARES:*



      Sold                          156            10,184        -            -

      Reinvestment of dividends     -              39            -            -

      Repurchased                   -              (10)          -            -



              Net increase in Class B   156            10,213        -            -



TOTAL NET (DECREASE) INCREASE IN SHARE TRANSACTIONS      $(8,324)    (541,288)     $14,258      870,089



*CLASS B SHARES OFFERED FOR SALE COMMENCING MARCH 15, 2000


 REPORT OF INDEPENDENT ACCOUNTANTS
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE AMERICAN FUNDS TAX-EXEMPT SERIES I
     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2000, the results of each of their operations, the changes in each of their net assets and each of their per-share data and ratios for the years indicated, in conformity with generally accepted accounting principles in the United States. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. PricewaterhouseCoopers, LLP
Los Angeles, California

August 31, 2000

                                     PART C
                               OTHER INFORMATION

ITEM 23 EXHIBITS:
  (a)   On file (see SEC file nos. 811-4653 and 33-5270)
  (b). On file (see SEC file nos. 811-4653 and 33-5270)
  (c). On file (see SEC file nos. 811-4653 and 33-5270)
  (d). On file (see SEC file nos. 811-4653 and 33-5270)
  (e). On file (see SEC file nos. 811-4653 and 33-5270)
  (f). None
  (g). On file (see SEC file nos. 811-4653 and 33-5270)
  (h). On file (see SEC file nos. 811-4653 and 33-5270)
  (i). On file (see SEC file nos. 811-4653 and 33-5270)
  (j). Consent of Independent Accountants
  (k). None
  (l). Not applicable to this filing
 (m). On file (see SEC file nos. 811-4653 and 33-5270)
 (n). On file (see SEC file nos. 811-4653 and 33-5270)
 (p). On file (see SEC file nos. 811-4653 and 33-5270)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
  None.
ITEM 25. INDEMNIFICATION.
 Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual which insures its officers and trustees against certain liabilities.
  Article VI of the Trust's By-Laws states:
 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.
    (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case,
ITEM 25. INDEMNIFICATION (CONT.)
such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.
 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).
 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.
 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.
 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.
 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.
 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.
 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.
  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.
ITEM 27. PRINCIPAL UNDERWRITERS.
 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                             (2)             (3)



       NAME AND PRINCIPAL          POSITIONS AND OFFICES         POSITIONS AND OFFICES

          BUSINESS ADDRESS           WITH UNDERWRITER              WITH REGISTRANT



       David L. Abzug              Vice President                None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                Vice President                None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison           Vice President                None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard          Vice President                None



       Steven L. Barnes            Senior Vice President         None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer               Vice President                None



       Michelle A. Bergeron        Senior Vice President         None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.         Regional Vice President       None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair             Senior Vice President         None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard           Vice President                None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell               Senior Vice President         None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower           Senior Vice President         None

       2320 North Austin Avenue

       Georgetown, TX 78626



       Alan Brown                  Vice President                None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns              Vice President                None



       Brian C. Casey              Vice President                None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato           Senior Vice President         None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin       Senior Vice President         None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin            Vice President                None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen         Director                      None



L      Kevin G. Clifford           Director, President and Co-Chief    None

                                   Executive Officer



       Ruth M. Collier             Senior Vice President         None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh             Assistant Vice President      None



H      Carlo O. Cordasco           Assistant Vice President      None



       Thomas E. Cournoyer         Vice President                None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell        Senior Vice President         None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting             Vice President                None



       William F. Daugherty        Regional Vice President       None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Daniel J. Delianedis        Vice President                None

       8689 Braxton Drive

       Eden Prairie, MN  55347



L      Jay DePerno                 Regional Vice President       None



       Michael A. DiLella          Vice President                None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill             Senior Vice President         None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge               Senior Vice President         None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran              Director, Executive Vice President    None

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer           Secretary                     None



       Robert W. Durbin            Vice President                None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards            Senior Vice President         None



       John Fodor                  Senior Vice President         None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick             Regional Vice President       None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner            Senior Vice President         None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford         Vice President                None

       Jeffrey J. Greiner          Vice President                None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.          Director                      None



B      Mariellen Hamann            Assistant Vice President      None



       David E. Harper             Senior Vice President         None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris             Assistant Vice President      None



       Ronald R. Hulsey            Senior Vice President         None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish             Vice President                None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston         Director                      None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan            Vice President                None



       John P. Keating             Regional Vice President       None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32073



L       Dorothy Klock               Vice President                None



H       Diane Koske                 Assistant Vice President



       Andrew R. LeBlanc           Regional Vice President       None

       78 Eton Road

       Garden City, NY 11530



       Arthur J. Levine            Senior Vice President         None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis               Assistant Vice President      None



       T. Blake Liberty            Vice President                None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                Regional Vice President       None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy              Vice President                None



       Louis Linquata              Regional Vice President       None

       170 South Battin

       Wichita, KS 67218



LW     Robert W. Lovelace          Director                      None



       Stephen A. Malbasa          Senior Vice President         None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel            Senior Vice President         None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar           Director, Senior Vice President   None



L      E. Lee McClennahan          Senior Vice President         None



       James R. McCrary            Regional Vice President       None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin          Senior Vice President         None



       Terry W. McNabb             Vice President                None

       2002 Barrett Station Road

       St. Louis, MO  63131



       David R. Murray             Vice President                None

       1263 Brookwood Street

       Birmingham, MI 48009



       Stephen S. Nelson           Vice President                None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe              Vice President                None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus              Vice President                None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson               Vice President                None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey Olson               Regional Vice President       None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace               Regional Vice President       None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry             Regional Vice President       None

       6133 Calle del Paisano

       Scottsdale, AZ 85251



       David Petzke                Regional Vice President       None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips            Senior Vice President         None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim         Assistant Vice President      None



       Carl S. Platou              Vice President                None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                Senior Vice President         None



S      Richard P. Prior            Vice President                None



       Steven J. Reitman           Senior Vice President         None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts            Vice President                None

       P.O. Box 452

       Glenville, NC  28736



       George S. Ross              Senior Vice President         None

       P.O. Box 376

       Southport, ME 04576



L      Julie D. Roth               Vice President                None



L      James F. Rothenberg         Director                      None



       Douglas F. Rowe             Vice President                None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey        Vice President                None

       10538 Cheviot Drive

       Los Angeles, CA  90064



       Dean B. Rydquist            Senior Vice President         None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson           Senior Vice President         None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti         Vice President                None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan         Director                      None



       Brad W. Short               Regional Vice President       None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short              Chairman of the Board and     None

       1000 RIDC Plaza, Suite 212   Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon            Senior Vice President         None

       912 Castlehill Lane

       Devon, PA 19333



       Rodney G. Smith             Senior Vice President         None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft     Assistant Vice President      None



       Anthony L. Soave            Regional Vice President       None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Souiller         Assistant Vice President      None



       Nicholas D. Spadaccini      Vice President                None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo        Assistant Vice President      None



       Daniel S. Spradling         Senior Vice President         None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern               Director                      None



B      Max D. Stites               Vice President                None



       Thomas A. Stout             Vice President                None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser           Vice President                None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri        Senior Vice President         None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor              Assistant Vice President      None



       Gary J. Thoma               Regional Vice President       None

       604 Thelosen Drive

       Kimberly, WI 54136



L      James P. Toomey             Vice President                None

I      Christopher E. Trede        Vice President                None



       George F. Truesdail         Senior Vice President         None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith        Vice President                None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale              Regional Vice President       None

       204 Fernleaf Drive

       Corona Del Mar, CA 92625



       Thomas E. Warren            Vice President                None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb               Senior Vice President,        None

                                   Treasurer and Controller



       Gregory J. Weimer           Vice President                None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss            Director                      None



       George J. Wenzel            Regional Vice President       None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier             Assistant Vice President      None



SF     N. Dexter Williams          Senior Vice President         None



       Timothy J. Wilson           Vice President                None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly           Vice President                None



H      Marshall D. Wingo           Director, Senior Vice President   None



L      Robert L. Winston           Director, Senior Vice President   None



       William R. Yost             Senior Vice President         None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young              Regional Vice President       None

       1616 Vermont

       Houston, TX  77006



       Jonathan A. Young           Regional Vice President       None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon             Regional Vice President       None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

(c) None
 ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Trust, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, and its investment adviser, Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of CRMC's fund accounting department, 5300 Robin Hood Road, Norfolk, VA 23513.
 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821.
 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York, 10081.
ITEM 29.  MANAGEMENT SERVICES.
 None.
ITEM 30. UNDERTAKINGS.
 N/A
                            SIGNATURE OF REGISTRANT
 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 14th day of November, 2000.
      THE AMERICAN FUNDS TAX-EXEMPT SERIES I
      By
             Harry J. Lister, President

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on November 14, 2000, by the following persons in the capacities indicated.
               SIGNATURE                     TITLE
(1) Principal Executive Officer:
             Harry J. Lister               President
(2)  Principal Financial Officer and
 Principal Accounting Officer:
          Howard L. Kitzmiller       Senior Vice President,
                                    Secretary and Treasurer
(3)  Trustees:
          James H. Lemon, Jr.*        Chairman of the Board
          Stephen Hartwell*        Chairman Emeritus and Trustee
           Harry J. Lister            President and Trustee
           Cyrus A. Ansary*                  Trustee
         James C. Miller III*                Trustee
          T. Eugene Smith*                   Trustee
          Margita E. White*                  Trustee
         Stephen G. Yeonas*                  Trustee

*By
  Howard L. Kitzmiller, Attorney-in-Fact